PROSPECTUS

Weitz | FUNDS®

July 31, 2015

weitzinvestments.com

Value Fund
Institutional Class (WVAIX)
Investor Class (WVALX)

Partners Value Fund
Institutional Class (WPVIX)
Investor Class (WPVLX)

Research Fund (WRESX)

Hickory Fund (WEHIX)

Balanced Fund (WBALX)

Nebraska Tax-Free Income Fund (WNTFX)

Government Money Market Fund (WGMXX)

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Prospectus Summaries:
Value Fund	3
Partners Value Fund	7
Partners III Opportunity Fund	11
Research Fund	15
Hickory Fund	19
Balanced Fund	22
Core Plus Income Fund	27
Short-Intermediate Income Fund	30
Nebraska Tax-Free Income Fund	34
Government Money Market Fund	38
Additional Information About Investment Strategies and Related Risks	41
Management	49
How to Choose a Share Class	53
Purchasing Shares	54
Redeeming Shares	57
Exchanging Shares	59
Shareholder Account Policies and Maintenance	60
Pricing of Shares	61
Distributions and Taxes	62
Additional Information	63
Financial Highlights:
Value Fund	65
Partners Value Fund	66
Partners III Opportunity Fund	67
Research Fund	68
Hickory Fund	68
Balanced Fund	69
Core Plus Income Fund	70
Short-Intermediate Income Fund	71
Nebraska Tax-Free Income Fund	72
Government Money Market Fund	72

Value Fund Summary

Investment Objective

The investment objective of the Fund is capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Institutional Class	Investor Class
Maximum sales charge (load) on purchase	None	None
Maximum deferred sales charge (load)	None	None
Redemption fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fees	0.89%	0.89%(1)
Distribution (12b-1) fees	None	None
Other expenses	0.19	0.26
Total annual fund operating expenses	1.08%	1.15%
Fee waiver and/or expense reimbursement(2)	(0.09)	—
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.99%	1.15%

(1)	Expenses have been restated to reflect current fees.

(2)
The investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) to limit the total annual fund operating expenses for Institutional Class shares and Investor Class shares to 0.99% and 1.18%, respectively, of each Class’s average daily net assets through July 31, 2016.  This agreement may only be terminated by the Board of Trustees of the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$101	$335	$587	$1,309
Investor Class	$117	$365	$633	$1,398

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of the portfolio.

Principal Investment Strategies

The Fund’s investment strategy (which we call “value investing”) is based on our belief that stock prices fluctuate around the true value of a company.  The Fund invests the majority of its assets in common stock of larger companies. The Fund considers larger-cap companies to be issuers with a market capitalization equal to or greater than the median capitalization of companies in the Russell 1000 Index at the time of purchase.  The median capitalization of companies in the Russell 1000 Index was $8.5 billion as of June 30, 2015.  The Fund may invest in securities issued by non-U.S. companies, which securities may be denominated in U.S. dollars or foreign currencies.  As part of the Fund’s strategy, the Fund may concentrate its investments in securities of relatively few issuers.

We seek to identify the securities of growing, well-managed businesses which have honest, competent management.  We then estimate the price that an informed, rational buyer would pay for 100% of the business (i.e., the private market value).  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future.  The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a multiple-year time horizon. The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities that meet the Fund’s investment criteria, the Fund may invest without limitation in high-quality cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Principal Investment Risks

You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Larger Company Risk   Although securities issued by larger companies tend to have less overall volatility than securities issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and their stocks may suffer sharper price declines if earnings disappointments occur.

•   Concentrated Portfolio Risk   Because the Fund invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds.  This may increase volatility.  The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

•   Non-U.S. Securities Risk   The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies.  Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance

The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.  The Standard & Poor’s 500 Index, the Fund’s primary benchmark, is generally representative of the market for the stocks of large-size U.S. companies.  The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity market.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Calendar Year Total Returns – Investor Class

The year-to-date return for the Fund’s Investor Class for the six months ended June 30, 2015 was 1.90%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2009	16.90%
Worst Quarter	4th Quarter 2008	-24.75%

Average Annual Total Returns (for periods ended December 31, 2014)

	1 Year	5 Year	10 Year
Investor Class
Return Before Taxes	9.54%	15.76%	5.26%
Return After Taxes on Distributions	7.47%	15.29%	4.54%
Return After Taxes on Distributions and Sale of Fund Shares	7.06%	12.73%	4.11%
Institutional Class Return Before Taxes(1)	9.63%	15.78%	5.27%
Comparative Indexes (reflects no deduction for fees, expenses or taxes):
Standard & Poor’s 500 Index	13.69%	15.45%	7.67%
Russell 1000 Index	13.24%	15.64%	7.96%

(1)	Institutional Class shares first became available for sale on July 31, 2014. For performance prior to that date, this table includes the actual performance of the Fund’s Investor Class (and uses the actual expenses of the Fund’s Investor Class, for such period of time), without any adjustments. For any such period of time, the performance of the Fund’s Institutional Class would have been substantially similar to, and higher than, the performance of the Fund’s Investor Class, because the shares of both classes are invested in the same portfolio of securities, but the classes bear different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Fund Management

Investment Adviser

Weitz Investment Management, Inc. (“Weitz Inc.”) is the investment adviser for the Fund.

Portfolio Managers

Bradley P. Hinton, CFA, David A. Perkins, CFA, and, until January 1, 2016, Wallace R. Weitz, CFA, are jointly and primarily responsible for the day-to-day management of the Fund.  Effective January 1, 2016, Mr. Weitz will no longer be a portfolio manager of the Fund.  Mr. Hinton became a portfolio manager of the Fund in 2006.  Mr. Hinton joined Weitz Inc. as a research analyst in 2001, and became Weitz Inc.’s Director of Research in 2004.  Mr. Perkins became a portfolio manager of the Fund on December 30, 2011.  Mr. Perkins joined Weitz Inc. as a research analyst in 2004.

Purchase and Sale of Fund Shares

For Investor Class shares, the minimum investment required to open an account in the Fund is $2,500.  The subsequent minimum investment requirement is $25.

For Institutional Class shares, the minimum investment required to open an account in the Fund is $1,000,000. The subsequent minimum investment requirement is $25.

Investors may purchase, redeem or exchange Fund shares by written request, telephone, online, or through a financial intermediary on any day the New York Stock Exchange is open for business.  You may conduct transactions by mail (Weitz Funds, ℅ BFDS, 330 W 9th Street, 1st Floor, Kansas City, MO 64105), by telephone at 800-304-9745, or online at weitzinvestments.com.  Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

The Fund’s distributions may be taxable to you as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Such tax-deferred arrangements may be taxed upon withdrawals made from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and/or its investment adviser may pay the intermediary a fee to compensate them for the services it provides, which may include performing sub-accounting services, delivering Fund documents to shareholders and providing information about the Fund.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Partners Value Fund Summary

Investment Objective

The investment objective of the Fund is capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Institutional Class	Investor Class
Maximum sales charge (load) on purchase	None	None
Maximum deferred sales charge (load)	None	None
Redemption fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fees	0.90%	0.90%(1)
Distribution (12b-1) fees	None	None
Other expenses	0.15	0.28
Total annual fund operating expenses	1.05%	1.18%
Fee waiver and/or expense reimbursement(2)	(0.06)	—
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.99%	1.18%

(1)	Expenses have been restated to reflect current fees.

(2)
The investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) to limit the total annual fund operating expenses for Institutional Class shares and Investor Class shares to 0.99% and 1.18%, respectively, of each Class’s average daily net assets through July 31, 2016.  This agreement may only be terminated by the Board of Trustees of the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$101	$328	$574	$1,277
Investor Class	$120	$375	$649	$1,432

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of the portfolio.

Principal Investment Strategies

The Fund’s investment strategy (which we call “value investing”) is based on our belief that stock prices fluctuate around the true value of a company.  The Fund is a “multi-cap” fund and may invest in securities of any market capitalization.  The Fund may invest in securities issued by non-U.S. companies, which securities may be denominated in U.S. dollars or foreign currencies.  As part of the Fund’s strategy, the Fund may concentrate its investments in securities of relatively few issuers.

We seek to identify the securities of growing, well-managed businesses of any size which have honest, competent management. We then estimate the price that an informed, rational buyer would pay for 100% of the business (i.e., the private market value).  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future.  The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a multiple-year time horizon. The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities that meet the Fund’s investment criteria, the Fund may invest without limitation in high-quality cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Principal Investment Risks

You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Concentrated Portfolio Risk   Because the Fund invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds.  This may increase volatility.  The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

•   Larger Company Risk   Although securities issued by larger companies tend to have less overall volatility than securities issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and their stocks may suffer sharper price declines if earnings disappointments occur.

•   Medium Company Risk   Securities of medium capitalization companies may be subject to greater price volatility and lower trading volumes than securities of larger companies.  Because these companies frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

•   Smaller Company Risk   Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•   Non-U.S. Securities Risk   The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies.  Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance

The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.  The Standard & Poor’s 500 Index, the Fund’s primary benchmark, is generally representative of the market for the stocks of large-size U.S. companies.  The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Calendar Year Total Returns – Investor Class

The year-to-date return for the Fund’s Investor Class for the six months ended June 30, 2015 was -0.59%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2009	16.75%
Worst Quarter	4th Quarter 2008	-21.74%

Average Annual Total Returns (for periods ended December 31, 2014)

	1 Year	5 Year	10 Year
Investor Class
Return Before Taxes	7.91%	16.76%	6.79%
Return After Taxes on Distributions	7.10%	16.58%	6.20%
Return After Taxes on Distributions and Sale of Fund Shares	5.15%	13.59%	5.43%
Institutional Class Return Before Taxes(1)	7.97%	16.77%	6.80%
Comparative Indexes (reflects no deduction for fees, expenses or taxes):
Standard & Poor’s 500 Index	13.69%	15.45%	7.67%
Russell 3000 Index	12.56%	15.63%	7.94%

(1)	Institutional Class shares first became available for sale on July 31, 2014. For performance prior to that date, this table includes the actual performance of the Fund’s Investor Class (and uses the actual expenses of the Fund’s Investor Class, for such period of time), without any adjustments. For any such period of time, the performance of the Fund’s Institutional Class would have been substantially similar to, and higher than, the performance of the Fund’s Investor Class, because the shares of both classes are invested in the same portfolio of securities, but the classes bear different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Fund Management

Investment Adviser

Weitz Investment Management, Inc. (“Weitz Inc.”) is the investment adviser for the Fund.

Portfolio Managers

Wallace R. Weitz, CFA, and Bradley P. Hinton, CFA, are jointly and primarily responsible for the day-to-day management of the Fund.  Mr. Weitz has been a portfolio manager of the Fund since its inception.  Mr. Hinton became a portfolio manager of the Fund in 2006.  Mr. Hinton joined Weitz Inc. as a research analyst in 2001, and became Weitz Inc.’s Director of Research in 2004.

Purchase and Sale of Fund Shares

For Investor Class shares, the minimum investment required to open an account in the Fund is $2,500.  The subsequent minimum investment requirement is $25.

For Institutional Class shares, the minimum investment required to open an account in the Fund is $1,000,000. The subsequent minimum investment requirement is $25.

Investors may purchase, redeem or exchange Fund shares by written request, telephone, online, or through a financial intermediary on any day the New York Stock Exchange is open for business.  You may conduct transactions by mail (Weitz Funds, ℅ BFDS, 330 W 9th Street, 1st Floor, Kansas City, MO 64105), by telephone at 800-304-9745, or online at weitzinvestments.com.  Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

The Fund’s distributions may be taxable to you as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Such tax-deferred arrangements may be taxed upon withdrawals made from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and/or its investment adviser may pay the intermediary a fee to compensate them for the services it provides, which may include performing sub-accounting services, delivering Fund documents to shareholders and providing information about the Fund.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Partners III Opportunity Fund Summary

Investment Objective

The investment objective of the Fund is capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Institutional Class	Investor Class
Maximum sales charge (load) on purchase	None	None
Maximum deferred sales charge (load)	None	None
Redemption fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fees	0.99%	0.99%
Distribution (12b-1) fees	None	None
Other expenses	0.17	0.54
Dividend expense on short sales	0.29	0.29
Interest expense	0.24	0.24
Total annual fund operating expenses	1.69%	2.06%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$172	$533	$918	$1,998
Investor Class	$209	$646	$1,108	$2,390

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of the portfolio.

Principal Investment Strategies

The Fund is a “multi-cap” fund and may invest in securities of any market capitalization.  The Fund may invest in securities issued by non-U.S. companies, which securities may be denominated in U.S. dollars or foreign currencies.  As part of the Fund’s strategy, the Fund may concentrate its investments in securities of relatively few issuers.  The Fund invests in long positions in stocks and other securities, when we anticipate that the value of such securities will increase.  The Fund also invests in short positions in stocks and other securities, including short sales of exchange traded funds, when we anticipate a decline in the value of such securities.  The Fund has the ability to borrow money to invest in its long positions, and may buy and sell futures contracts, such as stock index futures contracts.  The Fund’s mix of long positions and short positions will change over time based on the investment adviser’s assessment of market conditions.

The Fund’s investment strategy for long positions (which we call “value investing”) is based on our belief that stock prices fluctuate around the true value of a company.  We seek to identify the securities of growing, well-managed businesses of any size which have honest, competent management.  We then estimate the price that an informed, rational buyer would pay for 100% of the business (i.e., the private market value).  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future.  The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a multiple-year time horizon.  The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

The Fund’s investment strategies for short positions can include (1) selling short an exchange traded fund (“ETF”) or other security that tracks a broad or narrow market index, in hopes of buying the security at a future date at a lower price, (2) simultaneously buying a put option and selling a call option on an ETF or other security that tracks a broad or narrow market index, (3) buying an ETF or other security that is designed to appreciate in value when the value of a broad or narrow market index declines, (4) simultaneously holding a short position in one security and a long position in another security, with the objective of earning positive returns on the combined set of positions, (5) selling a covered call option on a security that the Fund owns for the duration of the option period and (6) holding a short position in an ETF or other security that tracks a broad or narrow market index and adding to the Fund’s long positions in particular stocks by a corresponding amount.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities that meet the Fund’s long or short investment criteria, the Fund may invest without limitation in high-quality cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Principal Investment Risks

You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Concentrated Portfolio Risk   Because the Fund invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds.  This may increase volatility.  The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

•   Larger Company Risk   Although securities issued by larger companies tend to have less overall volatility than securities issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and their stocks may suffer sharper price declines if earnings disappointments occur.

•   Medium Company Risk   Securities of medium capitalization companies may be subject to greater price volatility and lower trading volumes than securities of larger companies.  Because these companies frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

•   Smaller Company Risk   Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•   Non-U.S. Securities Risk   The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies.  Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

•   Investments in Exchange Traded Funds   The Fund may invest in ETFs.  ETFs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weightings of securities in the applicable index. ETFs also incur certain expenses not incurred by their applicable index.  Additionally, certain securities comprising the index tracked by an ETF may, at times, be temporarily unavailable, which may impede an ETF’s ability to track its index.  To the extent that the Fund is invested in an ETF, the Fund will incur additional expenses due to the duplication of fees and expenses as a result of investing in an ETF.

•   Short Sales Risk   The Fund will incur a loss on a short position if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to close its short position.  When the Fund holds a short position, the Fund borrows the securities that are sold short from a third-party lender.  There may be times when the lender demands, or market conditions dictate, that the securities be returned to the lender on short notice, and the Fund may have to borrow the securities from another lender or purchase the securities at an unfavorable price.  If this occurs, any anticipated gain to the Fund may be reduced or eliminated, or the short position may result in a loss.  The loss of value on a short position is theoretically unlimited.  Short sales are speculative transactions and involve special risks, including greater reliance on the investment adviser’s ability to accurately anticipate the future value of a security.

•   Leverage Risk   The Fund may borrow from banks or brokers and pledge its assets in connection with any such borrowing.  If the interest expense on borrowings is greater than the income and increase in value of the securities purchased with the proceeds of the borrowings, then the use of leverage will decrease the return to the Fund’s shareholders.  The use of leverage may decrease the return to the Fund.  The use of leverage also tends to magnify the volatility of the Fund’s returns.

•   Derivatives Risk   Derivatives, such as options, futures contracts, and options on futures contracts, are investments whose value is derived from the value of an underlying instrument, such as a security, ETF, asset, reference rate or index.  Derivative strategies may involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument.  Futures transactions and their related options also involve brokerage costs and require the Fund to segregate liquid assets to cover its performance under such contracts.  In addition, derivatives are also subject to liquidity risk, counterparty credit risk, interest rate risk, and market risk.  The Fund’s overall performance could be adversely affected by entering into such contracts if Weitz Inc.’s judgment with respect to the investment proves incorrect.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance

The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.  The Standard & Poor’s 500 Index, the Fund’s primary benchmark, is generally representative of the market for the stocks of large-size U.S. companies.  The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

As of December 30, 2005, the Fund succeeded to substantially all of the assets of Weitz Partners III Limited Partnership (“Partnership”), which commenced operations on June 1, 1983.  The Fund’s investment objectives, policies and restrictions are materially equivalent to those of the Partnership and the Partnership was managed at all times with full investment authority by Weitz Inc.  During this period, the Partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 or the Internal Revenue Code, which if applicable, might have adversely affected the performance of the Partnership.

Calendar Year Total Returns—Institutional Class

The year-to-date return for the Fund’s Institutional Class for the six months ended June 30, 2015 was 0.65%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	3rd Quarter 2009	17.42%
Worst Quarter	4th Quarter 2008	-21.13%

Average Annual Total Returns (for periods ended December 31, 2014)

	1 Year	5 Year	10 Year
Institutional Class
Return Before Taxes	4.54%	17.10%	7.88%
Return After Taxes on Distributions	3.81%	16.47%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	3.17%	13.94%	N/A
Investor Class Return Before Taxes(1)	4.26%	16.87%	7.78%
Comparative Indexes (reflects no deduction for fees, expenses or taxes):
Standard & Poor’s 500 Index	13.69%	15.45%	7.67%
Russell 3000 Index	12.56%	15.63%	7.94%

(1)	Investor Class shares first became available for sale on August 1, 2011. For performance prior to that date, this table includes the actual performance of the Fund’s Institutional Class (and uses the actual expenses of the Fund’s Institutional Class, for such period of time), without any adjustments. For any such period of time, the performance of the Fund’s Investor Class would have been substantially similar to, yet lower than, the performance of the Fund’s Institutional Class, because the shares of both classes are invested in the same portfolio of securities, but the classes bear different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).  After-tax returns for the 10-year period are not provided because the Partnership’s tax treatment was different than that of a registered investment company.

Fund Management

Investment Adviser

Weitz Investment Management, Inc. (“Weitz Inc.”) is the investment adviser for the Fund.

Portfolio Manager

Wallace R. Weitz, CFA, is responsible for the day-to-day management of the Fund.  Mr. Weitz has been the portfolio manager for the Fund since its inception.

Purchase and Sale of Fund Shares

For Investor Class shares, the minimum investment required to open an account in the Fund is $2,500.  The subsequent minimum investment requirement is $25.

For Institutional Class shares, the minimum investment required to open an account in the Fund is $1,000,000.  The subsequent minimum investment requirement is $25.

Investors may purchase, redeem or exchange Fund shares by written request, telephone, online, or through a financial intermediary on any day the New York Stock Exchange is open for business.  You may conduct transactions by mail (Weitz Funds, ℅ BFDS, 330 W 9th Street, 1st Floor, Kansas City, MO 64105), by telephone at 800-304-9745, or online at weitzinvestments.com.  Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

The Fund’s distributions may be taxable to you as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Such tax-deferred arrangements may be taxed upon withdrawals made from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and/or its investment adviser may pay the intermediary a fee to compensate them for the services it provides, which may include performing sub-accounting services, delivering Fund documents to shareholders and providing information about the Fund.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Research Fund Summary

Investment Objective

The investment objective of the Fund is capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) on purchase	None
Maximum deferred sales charge (load)	None
Redemption fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%
Distribution (12b-1) fees	None
Other expenses	0.59
Acquired fund fees and expenses(1)	0.01
Total annual fund operating expenses	1.60%
Fee waiver and/or expense reimbursement(2)	(0.69)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.91%

(1)	The Fund has invested a portion of its temporary cash reserves in one or more money market funds (“acquired funds”). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

(2)
The investment adviser has agreed in writing to limit the total annual fund operating expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) to 0.90% of the Fund’s average daily net assets through July 31, 2016. This agreement may only be terminated by the Board of Trustees of the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$93	$437	$806	$1,842

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of the portfolio.

Principal Investment Strategies

The Fund’s investment strategy (which we call “value investing”) is based on our belief that stock prices fluctuate around the true value of a company.  The Fund is a “multi-cap” fund and may invest in securities of any market capitalization.  The Fund may invest in securities issued by non-U.S. companies, which securities may be denominated in U.S. dollars or foreign currencies.  As part of the Fund’s strategy, the Fund may concentrate its investments in securities of relatively few issuers and is considered to be a “non-diversified” fund.

We seek to identify the securities of growing, well-managed businesses of any size which have honest, competent management. We then estimate the price that an informed, rational buyer would pay for 100% of the business (i.e., the private market value).  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future.  The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a multiple-year time horizon.  The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows commensurate with the stock price, and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities that meet the Fund’s investment criteria, the Fund may invest without limitation in high-quality cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Portfolio securities are selected by the members of the research team of the Fund’s investment adviser, Weitz Investment Management, Inc. (“Weitz Inc.”).   Each Co-Manager is assigned a portion of the Fund’s assets and is responsible for selecting investments within that portion of the Fund.  Allocations among market sectors and companies are made within the parameters established by the Fund’s investment objectives, strategies and restrictions.

Principal Investment Risks

You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Non-diversified Risk   Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund.  A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

•   Larger Company Risk   Although securities issued by larger companies tend to have less overall volatility than securities issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and their stocks may suffer sharper price declines if earnings disappointments occur.

•   Medium Company Risk   Securities of medium capitalization companies may be subject to greater price volatility and lower trading volumes than securities of larger companies.  Because these companies frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

•   Smaller Company Risk   Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•   Non-U.S. Securities Risk   The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies.  Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance

The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.  The Standard & Poor’s 500 Index, the Fund’s primary benchmark, is generally representative of the market for the stocks of large-size U.S. companies.  The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

As of December 31, 2010, the Fund succeeded to substantially all of the assets of Weitz Research Fund L.P. (the “Research Partnership”), which commenced operations on April 1, 2005.  The Fund’s investment objectives, policies and restrictions are materially equivalent to those of  the Research  Partnership and the Research Partnership was managed at all times with full investment authority by Weitz Inc.  During this period, the Research Partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 or the Internal Revenue Code, which if applicable, might have adversely affected the performance of the Research Partnership.

Calendar Year Total Returns

The Fund’s year-to-date return for the six months ended June 30, 2015 was 2.12%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2009	15.97%
Worst Quarter	4th Quarter 2008	-19.35%

Average Annual Total Returns (for periods ended December 31, 2014)

	1 Year	5 Year	Since Inception (April 1, 2005)
Return Before Taxes	7.46%	16.48%	8.73%
Return After Taxes on Distributions	3.58%	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	7.28%	N/A	N/A
Comparative Indexes (reflects no deduction for fees, expenses or taxes):
Standard & Poor’s 500 Index	13.69%	15.45%	8.11%
Russell 3000 Index	12.56%	15.63%	8.39%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).  After-tax returns for the 5-year period and the since inception period are not provided because the Research Partnership’s tax treatment was different than that of a registered investment company.

Fund Management

Investment Adviser

Weitz Investment Management, Inc. (“Weitz Inc.”) is the investment adviser for the Fund.

Portfolio Management

The Fund is managed jointly and primarily by the following team of Weitz Inc. research analysts:

•  Jonathan Baker, CFA, has served as a Research Analyst for Weitz Inc. since 1997 and has been a Co-Manager of the Fund since inception (and a Co-Manager of the predecessor Research Partnership since April 2005).

•   Barton Hooper, CFA, has served as a Research Analyst for Weitz Inc. since 2007 and has been a Co-Manager of the Fund since inception (and a Co-Manager of the predecessor Research Partnership since January 2008).

•   David Perkins, CFA, has served as a Research Analyst for Weitz Inc. since 2004 and has been a Co-Manager of the Fund since inception (and a Co-Manager of the predecessor Research Partnership since April 2005).

•   Andrew Weitz has served as a Research Analyst for Weitz Inc. since 2008 and has been a Co-Manager of the Fund since inception (and a Co-Manager of the predecessor Research Partnership since January 2010).

Purchase and Sale of Fund Shares

The minimum investment required to open an account in the Fund is $25,000.  The subsequent minimum investment requirement is $25.

Investors may purchase, redeem or exchange Fund shares by written request, telephone, online, or through a financial intermediary on any day the New York Stock Exchange is open for business.  You may conduct transactions by mail (Weitz Funds, ℅ BFDS, 330 W 9th Street, 1st Floor, Kansas City, MO 64105), by telephone at 800-304-9745, or online at weitzinvestments.com.  Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

The Fund’s distributions may be taxable to you as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Such tax-deferred arrangements may be taxed upon withdrawals made from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and/or its investment adviser may pay the intermediary a fee to compensate them for the services it provides, which may include performing sub-accounting services, delivering Fund documents to shareholders and providing information about the Fund.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Hickory Fund Summary

Investment Objective

The investment objective of the Fund is capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) on purchase	None
Maximum deferred sales charge (load)	None
Redemption fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%
Distribution (12b-1) fees	None
Other expenses	0.23
Total annual fund operating expenses	1.23%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$125	$390	$676	$1,489

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of the portfolio.

Principal Investment Strategies

The Fund’s investment strategy (which we call “value investing”) is based on our belief that stock prices fluctuate around the true value of a company.  The Fund invests the majority of its assets in the common stock of smaller and medium sized companies.  Currently, the Fund considers smaller and medium sized companies to be issuers with a market capitalization of less than $10 billion at the time of initial purchase.  The Fund may invest in securities issued by non-U.S. companies, which securities may be denominated in U.S. dollars or foreign currencies.  As part of the Fund’s strategy, the Fund may concentrate its investments in securities of relatively few issuers.

We seek to identify the securities of growing, well-managed businesses which have honest, competent management. We then estimate the price that an informed, rational buyer would pay for 100% of the business (i.e., the private market value).  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future.  The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a multiple-year time horizon. The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities that meet the Fund’s investment criteria, the Fund may invest without limitation in high-quality cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Principal Investment Risks

You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Concentrated Portfolio Risk   Because the Fund invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds.  This may increase volatility.  The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

•   Medium Company Risk   Securities of medium capitalization companies may be subject to greater price volatility and lower trading volumes than securities of larger companies.  Because these companies frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

•   Smaller Company Risk   Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•   Non-U.S. Securities Risk   The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies.  Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance

The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.  The Russell 2500 Index, the Fund’s primary benchmark, measures the performance of the small to mid-cap segment of the U.S. equity market.  The Standard & Poor’s 500 Index is generally representative of the market for the stocks of large-size U.S. companies.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Calendar Year Total Returns

The Fund’s year-to-date return for the six months ended June 30, 2015 was 0.48%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	3rd Quarter 2009	17.40%
Worst Quarter	4th Quarter 2008	-27.27%

Average Annual Total Returns (for periods ended December 31, 2014)

	1 Year	5 Year	10 Year
Return Before Taxes	2.27%	16.97%	6.40%
Return After Taxes on Distributions	1.03%	16.69%	6.20%
Return After Taxes on Distributions and Sale of Fund Shares	2.30%	13.78%	5.13%
Comparative Indexes (reflects no deduction for fees, expenses or taxes):
Russell 2500 Index	7.07%	16.36%	8.72%
Standard & Poor’s 500 Index	13.69%	15.45%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Fund Management

Investment Adviser

Weitz Investment Management, Inc. (“Weitz Inc.”) is the investment adviser for the Fund.

Portfolio Managers

Wallace R. Weitz, CFA, and Andrew S. Weitz are jointly and primarily responsible for the day-to-day management of the Fund.  Wallace R. Weitz has been a portfolio manager of the Fund since January 1, 2003.  Andrew S. Weitz became a portfolio manager of the Fund on December 30, 2011.  Andrew S. Weitz joined Weitz Inc. as a research analyst in 2008.

Purchase and Sale of Fund Shares

The minimum investment required to open an account in the Fund is $2,500.  The subsequent minimum investment requirement is $25.

Investors may purchase, redeem or exchange Fund shares by written request, telephone, online, or through a financial intermediary on any day the New York Stock Exchange is open for business.  You may conduct transactions by mail (Weitz Funds, ℅ BFDS, 330 W 9th Street, 1st Floor, Kansas City, MO 64105), by telephone at 800-304-9745, or online at weitzinvestments.com.  Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

The Fund’s distributions may be taxable to you as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Such tax-deferred arrangements may be taxed upon withdrawals made from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and/or its investment adviser may pay the intermediary a fee to compensate them for the services it provides, which may include performing sub-accounting services, delivering Fund documents to shareholders and providing information about the Fund.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Balanced Fund Summary

Investment Objective

The investment objectives of the Fund are current income, capital preservation and long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) on purchase	None
Maximum deferred sales charge (load)	None
Redemption fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.80%
Distribution (12b-1) fees	None
Other expenses	0.29
Total annual fund operating expenses	1.09%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$111	$347	$601	$1,329

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of the portfolio.

Principal Investment Strategies

The Fund invests primarily in a portfolio of equity and debt securities.  Under normal circumstances, the Fund will invest at least 25% of its total assets in common stocks and a variety of securities convertible into common stock such as rights, warrants and convertible preferred stock.  The Fund may invest in the equity securities of issuers of all sizes, including smaller and medium sized companies (we consider smaller or medium sized stocks to be those having a market capitalization less than $10 billion at the time of initial purchase).  Also, under normal circumstances, the Fund will invest at least 25% of its total assets in investment-grade debt securities such as U.S. Government securities (including agency securities, and securities issued by government-sponsored enterprises such as Fannie Mae and Freddie Mac, including their mortgage-backed securities), corporate debt securities, other mortgage-backed securities, asset-backed securities, preferred stock and taxable municipal bonds.  The Fund may invest in debt securities of all maturities.  The Fund may also invest up to 20% of its total assets in debt securities which are non-investment grade or unrated (commonly referred to as “junk bonds”) (U.S. Government securities, as described above, even if unrated, do not count toward this 20% limit).  The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures.  These investments will typically be made for investment purposes consistent with the Fund's investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  These derivative instruments will be counted toward the Fund's 25% policy for investment grade debt securities to the extent these derivative instruments have economic characteristics similar to the securities included within that policy.  The Fund may invest in equity or debt securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies.  As part of the Fund’s strategy, the Fund may concentrate its investments in securities of relatively few issuers.

The Fund’s investment strategy (which we call “value investing”) is based on our belief that prices fluctuate around the true value of a security.  For the equity portion of the Fund we seek to identify the securities of growing, well-managed businesses which have honest, competent management.  We then estimate the price that an informed, rational buyer would pay for 100% of the business (i.e., the private market value).  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future.  The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a multiple-year time horizon.  The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

The Fund’s investment strategy with respect to debt securities is to select debt securities whose yield is sufficiently attractive in view of the risks of ownership.  We consider a number of factors such as the security’s price, coupon and yield-to-maturity, as well as the credit quality of the issuer in deciding whether to invest in a particular debt security.  In addition, we review the terms of the debt security, including subordination, default, sinking fund and early redemption provisions.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities which meet the Fund’s investment criteria or if we determine that market conditions warrant, the Fund may invest without limitation in cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Principal Investment Risks

You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Concentrated Portfolio Risk   Because the Fund invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds.  This may increase volatility.  The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

•   Larger Company Risk   Although securities issued by larger companies tend to have less overall volatility than securities issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and their stocks may suffer sharper price declines if earnings disappointments occur.

•   Medium Company Risk   Securities of medium capitalization companies may be subject to greater price volatility and lower trading volumes than securities of larger companies.  Because these companies frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

•   Smaller Company Risk   Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•   Non-U.S. Securities Risk   The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies.  Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

•   Interest Rate Risk   The market value of debt securities is significantly affected by changes in interest rates.  When interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up.  Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.  Debt securities with longer durations tend to be more sensitive to changes in interest rates, often making them more volatile in response to interest rate changes than debt securities with shorter durations.

•   Credit Risk   When a debt security is purchased, its anticipated yield is dependent on the timely payment by the issuer of each installment of interest and principal.  Lower-rated debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with investment grade securities.  Prices of non-investment grade debt securities may be more sensitive to adverse economic changes or issuer developments, than investment grade debt securities.

•   Call Risk   Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date.  This risk increases when market interest rates are declining, because issuers may find it desirable to refinance by issuing new securities at lower interest rates.  If a security held by the Fund is called during a period of declining interest rates, the Fund will likely reinvest the proceeds received by it at a lower interest rate than that of the called security, causing a decrease in the Fund’s income.

•    Debt Securities Liquidity Risk   Debt securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market's perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

•   Mortgage-Backed (and Other Asset-Backed) Securities Risk    Mortgage-backed securities (and other asset-backed securities) are generally structured for the securities holders to receive periodic payments as the securities issuer receives payments of principal and/or interest on the mortgages (or loans) in an underlying mortgage pool (or loan pool).  Sometimes these securities are issued in separate tranches, which can mean the securities holders of one tranche receive payment in full before the securities holders of another tranche receive any payments.  Also sometimes credit support is provided for these securities, which can mean the securities issuer, an affiliated party or a third party provides additional assets, or makes additional promises, with respect to payment to the securities holders.  Risks to the securities holders can include (i) the underlying mortgage pool (or loan pool) may not pay as expected (including, changes in interest rates may affect the prepayment experience of the pool, which may change the timing of payments on the securities), (ii) the securities issuer may have insufficient cash to make payment on the securities generally, or on certain tranches of securities in particular and (iii) the credit support may be insufficient to make payment on the securities.

•   Government-Sponsored Enterprises Risk   The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury.  Such entities may include, without limitation, the Federal Home Loan Banks (“FHLB”), Federal Farm Credit Banks (“FFCB”), Fannie Mae and Freddie Mac.  Entities such as FHLB and FFCB, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by such agencies are neither guaranteed nor insured by the U.S. Government.  In 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship, which, in effect, caused Fannie Mae and Freddie Mac to become supported by the U.S. Government.  No assurance can be given as to whether the U.S. Government will continue to support Fannie Mae and Freddie Mac.  In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether.  Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.

•   Derivatives Risk   Derivatives, such as options, futures contracts, and options on futures contracts, are investments whose value is derived from the value of an underlying instrument, such as a security, ETF, asset, reference rate or index.  Derivative strategies may involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument.  Futures transactions and their related options also involve brokerage costs and require the Fund to segregate liquid assets to cover its performance under such contracts.  In addition, derivatives are also subject to liquidity risk, counterparty credit risk, interest rate risk, and market risk.  The Fund’s overall performance could be adversely affected by entering into such contracts if Weitz Inc.’s judgment with respect to the investment proves incorrect.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance

The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.  The Standard & Poor’s 500 Index is generally representative of the market for the stocks of large-size U.S. companies.  The Barclays Intermediate U.S. Government/Credit Index is an unmanaged index consisting of government securities and publicly issued corporate debt with maturities from one to ten years.  The Blended Index reflects an unmanaged portfolio of 60% of the S&P 500 and 40% of the Barclays Intermediate U.S. Government/Credit Index.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Calendar Year Total Returns

The Fund’s year-to-date return for the six months ended June 30, 2015 was 0.01%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2009	13.95%
Worst Quarter	4th Quarter 2008	-15.68%

Average Annual Total Returns (for periods ended December 31, 2014)

	1 Year	5 Year	10 Year
Return Before Taxes	3.79%	9.47%	5.02%
Return After Taxes on Distributions	2.64%	8.83%	4.22%
Return After Taxes on Distributions and Sale of Fund Shares	3.09%	7.43%	3.78%
Comparative Indexes (reflects no deduction for fees, expenses or taxes):
Standard & Poor’s 500 Index	13.69%	15.45%	7.67%
Barclays Intermediate U.S. Government/Credit Index	3.13%	3.54%	4.10%
Blended Index	9.42%	10.78%	6.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Fund Management

Investment Adviser

Weitz Investment Management, Inc. (“Weitz Inc.”) is the investment adviser for the Fund.

Portfolio Manager

Bradley P. Hinton, CFA, is primarily responsible for the day-to-day management of the Fund.  He served as co-manager of the Fund since its inception in October 2003 and became sole portfolio manager of the Fund in August 2005.

Purchase and Sale of Fund Shares

The minimum investment required to open an account in the Fund is $2,500.  The subsequent minimum investment requirement is $25.

Investors may purchase, redeem or exchange Fund shares by written request, telephone, online, or through a financial intermediary on any day the New York Stock Exchange is open for business.  You may conduct transactions by mail (Weitz Funds, ℅ BFDS, 330 W 9th Street, 1st Floor, Kansas City, MO 64105), by telephone at 800-304-9745, or online at

weitzinvestments.com.  Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

The Fund’s distributions may be taxable to you as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Such tax-deferred arrangements may be taxed upon withdrawals made from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and/or its investment adviser may pay the intermediary a fee to compensate them for the services it provides, which may include performing sub-accounting services, delivering Fund documents to shareholders and providing information about the Fund.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Core Plus Income Fund

Investment Objective

The primary investment objectives of the Fund are current income and capital preservation. A secondary investment objective is long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Institutional Class	Investor Class
Maximum sales charge (load) on purchase	None	None
Maximum deferred sales charge (load)	None	None
Redemption fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fees	0.40%	0.40%
Distribution (12b-1) fees	None	None
Other expenses	2.14	2.77
Acquired fund fees and expenses(1)	0.01	0.01
Total annual fund operating expenses	2.55%	3.18%
Fee waiver and/or expense reimbursement(2)	(1.89)	(2.32)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.66%	0.86%

(1)	The Fund has invested a portion of its temporary cash reserves in one or more money market funds (“acquired funds”). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

(2)
The investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) to limit the total annual fund operating expenses for Institutional Class shares and Investor Class shares to 0.65% and 0.85%, respectively, of each Class’s average daily net assets through July 31, 2016.  This agreement may only be terminated by the Board of Trustees of the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$67	$613	$1,185	$2,743
Investor Class	$88	$762	$1,461	$3,324

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of the portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities.  These debt securities may include U.S. Government securities (including agency securities, and securities issued by government-sponsored enterprises such as Fannie Mae and Freddie Mac, including their mortgage-backed securities), corporate debt securities, other mortgage-backed securities, asset-backed securities, preferred stock, taxable municipal bonds and securities issued by foreign governments.  The Fund may also invest up to 25% of its total assets in debt securities which are non-investment grade or unrated (commonly referred to as “junk bonds”) (U.S. Government securities, as described above, even if unrated, do not count toward this 25% limit).  The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures.  These investments will typically be made for investment purposes consistent with the Fund's investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  These derivative instruments will be counted toward the Fund's 80% policy to the extent they have economic characteristics similar to the securities included within that policy.  The Fund may invest in common stocks and securities convertible into common stocks.  The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies.  We select debt securities whose yield is sufficiently attractive in view of the risks of ownership.  In deciding whether the Fund should invest in particular debt securities, we consider a number of factors such as the price, coupon and yield-to-maturity, as well as the credit quality of the issuer.  We review the terms of the debt security, including subordination, default, sinking fund, and early redemption provisions.  The Fund may invest in debt securities of all maturities, but expects to maintain a dollar-weighted average maturity of less than ten years.  The dollar-weighted average maturity of the Fund’s portfolio as of June 30, 2015 was 5.2 years.

If we determine that circumstances warrant, a greater portion of the Fund’s portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high quality debt securities.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Principal Investment Risks

You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Interest Rate Risk   The market value of debt securities is significantly affected by changes in interest rates.  When interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up.  Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.  Debt securities with longer durations tend to be more sensitive to changes in interest rates, often making them more volatile in response to interest rate changes than debt securities with shorter durations.

•   Credit Risk   When a debt security is purchased, its anticipated yield is dependent on the timely payment by the issuer of each installment of interest and principal.  Lower-rated debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with investment grade securities.  Prices of non-investment grade debt securities may be more sensitive to adverse economic changes or issuer developments, than investment grade debt securities.

•   Call Risk   Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date.  This risk increases when market interest rates are declining, because issuers may find it desirable to refinance by issuing new securities at lower interest rates.  If a security held by the Fund is called during a period of declining interest rates, the Fund will likely reinvest the proceeds received by it at a lower interest rate than that of the called security, causing a decrease in the Fund’s income.

•    Debt Securities Liquidity Risk   Debt securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market's perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

•   Mortgage-Backed (and Other Asset-Backed) Securities Risk    Mortgage-backed securities (and other asset-backed securities) are generally structured for the securities holders to receive periodic payments as the securities issuer receives payments of principal and/or interest on the mortgages (or loans) in an underlying mortgage pool (or loan pool).  Sometimes these securities are issued in separate tranches, which can mean the securities holders of one tranche receive payment in full before the securities holders of another tranche receive any payments.  Also sometimes credit support is provided for these securities, which can mean the securities issuer, an affiliated party or a third party provides additional assets, or makes additional promises, with respect to payment to the securities holders.  Risks to the securities holders can include (i) the underlying mortgage pool (or loan pool) may not pay as expected (including, changes in interest rates may affect the prepayment experience of the pool, which may change the timing of payments on the securities), (ii) the securities issuer may have insufficient cash to make payment on the securities generally, or on certain tranches of securities in particular and (iii) the credit support may be insufficient to make payment on the securities.

•   Government-Sponsored Enterprises Risk   The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury.  Such entities may include, without limitation, the Federal Home Loan Banks (“FHLB”), Federal Farm Credit Banks (“FFCB”), Fannie Mae and Freddie Mac.  Entities such as FHLB and FFCB, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by such agencies are neither guaranteed nor insured by the U.S. Government.  In 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship, which, in effect, caused Fannie Mae and Freddie Mac to become supported by the U.S. Government.  No assurance can be given as to whether the U.S. Government will continue to support Fannie Mae and Freddie Mac.  In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether.  Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.

•   Municipal Securities Risk   Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes which could affect the market for and value of municipal securities.

•   Non-U.S. Securities Risk   The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies.  Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

•   Derivatives Risk   Derivatives, such as options, futures contracts, and options on futures contracts, are investments whose value is derived from the value of an underlying instrument, such as a security, ETF, asset, reference rate or index.  Derivative strategies may involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument.  Futures transactions and their related options also involve brokerage costs and require the Fund to segregate liquid assets to cover its performance under such contracts.  In addition, derivatives are also subject to liquidity risk, counterparty credit risk, interest rate risk, and market risk.  The Fund’s overall performance could be adversely affected by entering into such contracts if Weitz Inc.’s judgment with respect to the investment proves incorrect.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance

Since the Fund does not have a full calendar year of performance as of the date of this Prospectus, no calendar year information is available.  The Fund will compare its performance to a broad-based securities market index, the Barclays U.S. Aggregate Bond Index, which is an unmanaged index that is generally considered to be representative of U.S. bond market activity.  Daily, monthly and quarterly performance information for the Fund is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Fund Management

Investment Adviser

Weitz Investment Management, Inc. (“Weitz Inc.”) is the investment adviser for the Fund.

Portfolio Managers

Thomas D. Carney, CFA, and Nolan P. Anderson are jointly and primarily responsible for the day-to-day management of the Fund.  Mr. Carney joined Weitz Inc. in 1995 and became a portfolio manager in 1996.  Mr. Anderson joined Weitz Inc. as a research analyst in 2011.

Purchase and Sale of Fund Shares

For Investor Class shares, the minimum investment required to open an account in the Fund is $2,500.  The subsequent minimum investment requirement is $25.

For Institutional Class shares, the minimum investment required to open an account in the Fund is $1,000,000.  The subsequent minimum investment requirement is $25.

Investors may purchase, redeem or exchange Fund shares by written request, telephone, online, or through a financial intermediary on any day the New York Stock Exchange is open for business.  You may conduct transactions by mail (Weitz Funds, ℅ BFDS, 330 W 9th Street, 1st Floor, Kansas City, MO 64105), by telephone at 800-304-9745, or online at weitzinvestments.com.  Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

The Fund’s distributions may be taxable to you as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed upon withdrawals made from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and/or its investment adviser may pay the intermediary a fee to compensate them for the services it provides, which may include performing sub-accounting services, delivering Fund documents to shareholders and providing information about the Fund.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Short-Intermediate Income Fund

Investment Objective

The investment objective of the Fund is current income consistent with the preservation of capital.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Institutional Class	Investor Class
Maximum sales charge (load) on purchase	None	None
Maximum deferred sales charge (load)	None	None
Redemption fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fees	0.40%	0.40%
Distribution (12b-1) fees	None	None
Other expenses	0.21	0.49
Total annual fund operating expenses	0.61%	0.89%
Fee waiver and/or expense reimbursement(1)	—	(0.04)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.61%	0.85%

(1)	The investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) to limit the total annual fund operating expenses for Investor Class shares to 0.85% of the Class’s average daily net assets through July 31, 2016. This agreement may only be terminated by the Board of Trustees of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$62	$195	$340	$762
Investor Class	$87	$280	$489	$1,092

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of the portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities.  These debt securities may include U.S. Government securities (including agency securities, and securities issued by government-sponsored enterprises such as Fannie Mae and Freddie Mac, including their mortgage-backed securities), corporate debt securities, other mortgage-backed securities, asset-backed securities, preferred stock, taxable municipal bonds and securities issued by foreign governments.  The Fund may invest up to 15% of its total assets in debt securities which are non-investment grade or unrated (commonly referred to as “junk bonds”) (U.S. Government securities, as described above, even if unrated, do not count toward this 15% limit).  The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures.  These investments will typically be made for investment purposes consistent with the Fund's investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  These derivative instruments will be counted toward the Fund's 80% policy to the extent they have economic characteristics similar to the securities included within that policy.  The Fund may invest in common stocks and securities convertible into common stocks.  The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies.  We select debt securities whose yield is sufficiently attractive in view of the risks of ownership.  In deciding whether the Fund should invest in particular debt securities, we consider a number of factors such as the price, coupon and yield-to-maturity, as well as the credit quality of the issuer.  We review the terms of the debt security, including subordination, default, sinking fund, and early redemption provisions.  The Fund may invest in debt securities of all maturities, but expects to maintain a dollar-weighted average maturity of between two to five years.  The dollar-weighted average maturity of the Fund’s portfolio as of June 30, 2015 was 2.8 years.

If we determine that circumstances warrant, a greater portion of the Fund’s portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high quality debt securities.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Principal Investment Risks

You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Interest Rate Risk   The market value of debt securities is significantly affected by changes in interest rates.  When interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up.  Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.  Debt securities with longer durations tend to be more sensitive to changes in interest rates, often making them more volatile in response to interest rate changes than debt securities with shorter durations.

•   Credit Risk   When a debt security is purchased, its anticipated yield is dependent on the timely payment by the issuer of each installment of interest and principal.  Lower-rated debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with investment grade securities.  Prices of non-investment grade debt securities may be more sensitive to adverse economic changes or issuer developments, than investment grade debt securities.

•   Call Risk   Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date.  This risk increases when market interest rates are declining, because issuers may find it desirable to refinance by issuing new securities at lower interest rates.  If a security held by the Fund is called during a period of declining interest rates, the Fund will likely reinvest the proceeds received by it at a lower interest rate than that of the called security, causing a decrease in the Fund’s income.

•    Debt Securities Liquidity Risk   Debt securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market's perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

•   Mortgage-Backed (and Other Asset-Backed) Securities Risk    Mortgage-backed securities (and other asset-backed securities) are generally structured for the securities holders to receive periodic payments as the securities issuer receives payments of principal and/or interest on the mortgages (or loans) in an underlying mortgage pool (or loan pool).  Sometimes these securities are issued in separate tranches, which can mean the securities holders of one tranche receive payment in full before the securities holders of another tranche receive any payments.  Also sometimes credit support is provided for these securities, which can mean the securities issuer, an affiliated party or a third party provides additional assets, or makes additional promises, with respect to payment to the securities holders.  Risks to the securities holders can include (i) the underlying mortgage pool (or loan pool) may not pay as expected (including, changes in interest rates may affect the prepayment experience of the pool, which may change the timing of payments on the securities), (ii) the securities issuer may have insufficient cash to make payment on the securities generally, or on certain tranches of securities in particular and (iii) the credit support may be insufficient to make payment on the securities.

•   Government-Sponsored Enterprises Risk   The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury.  Such entities may include, without limitation, the Federal Home Loan Banks (“FHLB”), Federal Farm Credit Banks (“FFCB”), Fannie Mae and Freddie Mac.  Entities such as FHLB and FFCB, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by such agencies are neither guaranteed nor insured by the U.S. Government.  In 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship, which, in effect, caused Fannie Mae and Freddie Mac to become supported by the U.S. Government.  No assurance can be given as to whether the U.S. Government will continue to support Fannie Mae and Freddie Mac.  In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether.  Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.

•   Non-U.S. Securities Risk   The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies.  Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

•   Derivatives Risk   Derivatives, such as options, futures contracts, and options on futures contracts, are investments whose value is derived from the value of an underlying instrument, such as a security, ETF, asset, reference rate or index.

Derivative strategies may involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument.  Futures transactions and their related options also involve brokerage costs and require the Fund to segregate liquid assets to cover its performance under such contracts.  In addition, derivatives are also subject to liquidity risk, counterparty credit risk, interest rate risk, and market risk.  The Fund’s overall performance could be adversely affected by entering into such contracts if Weitz Inc.’s judgment with respect to the investment proves incorrect.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance

The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of a broad-based securities market index, the Barclays Intermediate U.S. Government/Credit Index, which is an unmanaged index consisting of government securities and publicly issued corporate debt with maturities from one to ten years.  The Fund’s returns are also compared to the annual percentage change in the U.S. Consumer Price Index (“CPI”) plus 1%.  CPI is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Department of Labor Statistics.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Calendar Year Total Returns—Institutional Class

The year-to-date return for the Fund’s Institutional Class for the six months ended June 30, 2015 was 0.55%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2009	4.12%
Worst Quarter	2nd Quarter 2013	-1.25%

Average Annual Total Returns (for periods ended December 31, 2014)

	1 Year	5 Year	10 Year
Institutional Class
Return Before Taxes	1.69%	2.73%	3.82%
Return After Taxes on Distributions	0.82%	1.91%	2.72%
Return After Taxes on Distributions and Sale of Fund Shares	0.96%	1.78%	2.56%
Investor Class Return Before Taxes(1)	1.47%	2.58%	3.75%
Comparative Indexes (reflects no deduction for fees, expenses or taxes):
Barclays Intermediate U.S. Government/Credit Index	3.13%	3.54%	4.10%
CPI + 1%	1.77%	2.71%	3.15%

(1)	Investor Class shares first became available for sale on August 1, 2011. For performance prior to that date, this table includes the actual performance of the Fund’s Institutional Class (and uses the actual expenses of the Fund’s Institutional Class, for such period of time), without any adjustments. For any such period of time, the performance of the Fund’s Investor Class would have been substantially similar to, yet lower than, the performance of the Fund’s Institutional Class, because the shares of both classes are invested in the same portfolio of securities, but the classes bear different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Fund Management

Investment Adviser

Weitz Investment Management, Inc. (“Weitz Inc.”) is the investment adviser for the Fund.

Portfolio Manager

Thomas D. Carney, CFA, is primarily responsible for the day-to-day management of the Fund.  Mr. Carney served as co-manager of the Fund from January 1996 to September 2000 and became sole portfolio manager of the Fund in September 2000.

Purchase and Sale of Fund Shares

For Investor Class shares, the minimum investment required to open an account in the Fund is $2,500.  The subsequent minimum investment requirement is $25.

For Institutional Class shares, the minimum investment required to open an account in the Fund is $1,000,000.  The subsequent minimum investment requirement is $25.

Investors may purchase, redeem or exchange Fund shares by written request, telephone, online, or through a financial intermediary on any day the New York Stock Exchange is open for business.  You may conduct transactions by mail (Weitz Funds, ℅ BFDS, 330 W 9th Street, 1st Floor, Kansas City, MO 64105), by telephone at 800-304-9745, or online at weitzinvestments.com.  Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

The Fund’s distributions may be taxable to you as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Such tax-deferred arrangements may be taxed upon withdrawals made from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and/or its investment adviser may pay the intermediary a fee to compensate them for the services it provides, which may include performing sub-accounting services, delivering Fund documents to shareholders and providing information about the Fund.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Nebraska Tax-Free Income Fund Summary

Investment Objective

The investment objective of the Fund is to provide a high level of current income that is exempt from both federal and Nebraska personal income taxes.  A secondary objective is the preservation of capital.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) on purchase	None
Maximum deferred sales charge (load)	None
Redemption fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.40%
Distribution (12b-1) fees	None
Other expenses	0.35
Total annual fund operating expenses	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of the portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities that generate income exempt from Nebraska state income tax and from federal income tax, or in open or closed-end mutual funds which in turn invest in municipal securities, generally.  The Fund may also invest up to 20% of its net assets in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.  The Fund will invest primarily in investment-grade securities which are rated BBB- or better by Standard and Poor’s Ratings Services or Fitch Ratings or Baa3 or better by Moody’s Investors Service (or unrated but determined by us to be of equivalent quality).  The Fund may also invest up to 20% of its total assets in lower quality, non-investment grade securities (commonly referred to as “junk bonds”).  The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures.  These investments will typically be made for investment purposes consistent with the Fund's investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  These derivative instruments will be counted toward the Fund's 80% policy to the extent they have economic characteristics similar to the securities included within that policy.

Although the Fund has no limitations on the maturities of individual securities, the average dollar-weighted maturity of the Fund is generally expected to be less than ten years.  We select debt securities whose yield is sufficiently attractive in view of the risks of ownership.  In deciding whether the Fund should invest in particular debt securities, we consider a number of factors such as price, coupon and yield-to-maturity, as well as the credit quality of the issuer.  In addition, we review the terms of the debt security, including subordination, default, sinking fund, and early redemption provisions.

If we determine that circumstances warrant, a greater portion of the Fund’s portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high quality debt securities.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Principal Investment Risks

You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Interest Rate Risk   The market value of debt securities is significantly affected by changes in interest rates.  When interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up.  Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.  Debt securities with longer durations tend to be more sensitive to changes in interest rates, often making them more volatile in response to interest rate changes than debt securities with shorter durations.

•   Credit Risk   When a debt security is purchased, its anticipated yield is dependent on the timely payment by the issuer of each installment of interest and principal.  Lower-rated debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with investment grade securities.  Prices of non-investment grade debt securities may be more sensitive to adverse economic changes or issuer developments, than investment grade debt securities.

•   Call Risk   Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date.  This risk increases when market interest rates are declining, because issuers may find it desirable to refinance by issuing new securities at lower interest rates.  If a security held by the Fund is called during a period of declining interest rates, the Fund will likely reinvest the proceeds received by it at a lower interest rate than that of the called security, causing a decrease in the Fund’s income.

•    Debt Securities Liquidity Risk   Debt securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market's perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

•   Municipal Securities Risk   Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes which could affect the market for and value of municipal securities.

•   Nebraska State-Specific Risk   Because the Fund invests primarily in Nebraska municipal securities, the Fund is more vulnerable to unfavorable economic, political or regulatory developments in Nebraska than are funds that invest in municipal securities of many states.  These developments may include economic or political policy changes, tax base erosion, state limits on tax increases, budget deficits and other financial difficulties, as well as changes in the credit ratings assigned to the state’s municipal issuers.  Neither the State of Nebraska nor its agencies may issue general obligation bonds secured by the full faith and credit of the State.  In addition, the economy of the State is heavily agricultural and changes in the agricultural sector may adversely affect taxes and other municipal revenues.

•   No Guarantee That Income Will Remain Tax Exempt   There is no guarantee that all of the Fund’s income will remain exempt from federal or state income taxes.  Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

•   Non-diversified Risk   Because the Fund is non-diversified, the Fund may have larger positions in fewer companies, industries or municipalities than a diversified fund.  A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

•   Derivatives Risk   Derivatives, such as options, futures contracts, and options on futures contracts, are investments whose value is derived from the value of an underlying instrument, such as a security, ETF, asset, reference rate or index.  Derivative strategies may involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument.  Futures transactions and their related options also involve brokerage costs and require the Fund to segregate liquid assets to cover its performance under such contracts.  In addition, derivatives are also subject to liquidity risk, counterparty credit risk, interest rate risk, and market risk.  The Fund’s overall performance could be adversely affected by entering into such contracts if Weitz Inc.’s judgment with respect to the investment proves incorrect.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance

The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of a broad-based securities market index, the Barclays 5-Year Municipal Bond Index, which is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

As of December 29, 2006, the Fund succeeded to substantially all of the assets of Weitz Income Partners Limited Partnership (“Income Partners”), which commenced operations on October 1, 1985. The Fund’s investment objectives, policies and restrictions are materially equivalent to those of Income Partners and Income Partners was managed at all times with full investment authority by Weitz Inc.  During this period, Income Partners was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 or the Internal Revenue Code, which if applicable, might have adversely affected the performance of Income Partners.

Calendar Year Total Returns

The Fund’s year-to-date return for the six months ended June 30, 2015 was 0.21%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	3rd Quarter 2009	3.61%
Worst Quarter	4th Quarter 2010	-1.74%

Average Annual Total Returns (for periods ended December 31, 2014)

	1 Year	5 Year	10 Year
Return Before Taxes	2.81%	2.55%	3.01%
Return After Taxes on Distributions	2.80%	2.51%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	2.55%	2.49%	N/A
Barclays 5-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.19%	3.44%	3.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).  After-tax returns for the 10-year period are not provided because Income Partners’ tax treatment was different than that of a registered investment company.

Fund Management

Investment Adviser

Weitz Investment Management, Inc. (“Weitz Inc.”) is the investment adviser for the Fund.

Portfolio Manager

Thomas D. Carney, CFA, is primarily responsible for the day-to-day management of the Fund.  Mr. Carney has been the portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares

The minimum investment required to open an account in the Fund is $2,500.  The subsequent minimum investment requirement is $25.

Investors may purchase, redeem or exchange Fund shares by written request, telephone, online, or through a financial intermediary on any day the New York Stock Exchange is open for business.  You may conduct transactions by mail (Weitz Funds, ℅ BFDS, 330 W 9th Street, 1st Floor, Kansas City, MO 64105), by telephone at 800-304-9745, or online at weitzinvestments.com.  Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

The Fund’s distributions of interest on municipal bonds generally are not subject to Federal income tax; however, the Fund may distribute taxable dividends, including distributions of short-term capital gains and long-term capital gains.  In addition, interest on certain bonds may be subject to the Federal alternative minimum tax.  To the extent that the Fund’s distributions are derived from interest on bonds that are not exempt from applicable state and local taxes, such distributions will be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and/or its investment adviser may pay the intermediary a fee to compensate them for the services it provides, which may include performing sub-accounting services, delivering Fund documents to shareholders and providing information about the Fund.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Government Money Market Fund Summary

Investment Objective

The investment objective of the Fund is current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) on purchase	None
Maximum deferred sales charge (load)	None
Redemption fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.40%
Distribution (12b-1) fees	None
Other expenses	0.27
Acquired fund fee and expenses(1)	0.01
Total annual fund operating expenses	0.68%
Fee waiver and/or expense reimbursement(2)	(0.47)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.21%

(1)	The Fund has invested a portion of its temporary cash reserves in one or more money market funds (“acquired funds”). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

(2)
The investment advisor has agreed in writing to limit the total annual fund operating expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) to 0.20% of the Fund’s average daily net assets through July 31, 2016.  This agreement may only be terminated by the Board of Trustees of the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$22	$170	$332	$802

Principal Investment Strategies

The Fund invests substantially all of its assets in debt obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities and repurchase agreements on such securities with remaining maturities not exceeding thirteen months, or in open or closed-end mutual funds which in turn invest in such assets.  The Fund limits its average portfolio maturity to sixty days or less.

Principal Investment Risks

You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   No Assurance of Stable Net Asset Value   Although the Fund attempts to maintain a stable net asset value of $1.00 per share, there can be no guarantee that the Fund will be able to do so.  You may lose money if you invest in the Fund.

•   Money Market Fund Regulatory Risk   The U.S. Securities and Exchange Commission (the “SEC”) has adopted changes relating to the regulation of money market funds.  These changes may affect the investment strategies, performance, yield and operating expenses of the Fund.

•   Government-Sponsored Enterprises Risk   The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury.  Such entities may include, without limitation, the Federal Home Loan Banks (“FHLB”), Federal Farm Credit Banks (“FFCB”), Fannie Mae and Freddie Mac.  Entities such as FHLB and FFCB, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by such agencies are neither guaranteed nor insured by the U.S. Government.  In 2008, the

Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship, which, in effect, caused Fannie Mae and Freddie Mac to become supported by the U.S. Government.  No assurance can be given as to whether the U.S. Government will continue to support Fannie Mae and Freddie Mac.  In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether.  Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.

•   Investments in Other Investment Companies   The Fund may invest in the shares of other investment companies, including non-affiliated money market funds.  Investing in the shares of other investment companies involves the risk that such other investment companies will not achieve their objectives or will achieve a yield or return that is lower than that of the Fund.  To the extent that the Fund is invested in the shares of other investment companies, the Fund will incur additional expenses due to the duplication of fees and expenses as a result of investing in investment company shares.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance

The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Calendar Year Total Returns

The Fund’s year-to-date return for the six months ended June 30, 2015 was 0.01%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2007	1.25%
Worst Quarter	3rd Quarter 2013	0.00%

Average Annual Total Returns (for periods ended December 31, 2014)

	1 Year	5 Year	10 Year
Government Money Market Fund	0.01%	0.03%	1.41%

Fund Management

Investment Adviser

Weitz Investment Management, Inc. (“Weitz Inc.”) is the investment adviser for the Fund.

Purchase and Sale of Fund Shares

The minimum investment required to open an account in the Fund is $2,500.  The subsequent minimum investment requirement is $25.

Investors may purchase, redeem or exchange Fund shares by written request, telephone, online, or through a financial intermediary on any day the New York Stock Exchange is open for business.  You may conduct transactions by mail (Weitz Funds, ℅ BFDS, 330 W 9th Street, 1st Floor, Kansas City, MO 64105), by telephone at 800-304-9745, or online at weitzinvestments.com.  Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

The Fund’s distributions may be taxable to you as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed upon withdrawals made from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and/or its investment adviser may pay the intermediary a fee to compensate them for the services it provides, which may include performing sub-accounting services, delivering Fund documents to shareholders and providing information about the Fund.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About Investment Strategies and Related Risks

Each Fund seeks to achieve its investment objective through its principal investment strategies.  Summaries of each Fund’s principal investment strategies and principal risks are provided at the beginning of this Prospectus.  This section of the Prospectus provides additional information about the investment strategies used by the Funds and the risks associated with the Funds.  None of the Funds engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.  The Statement of Additional Information contains more detailed information about the Funds’ investment policies and risks.

Investment Objectives

The Weitz Equity Funds are the Value Fund, Partners Value Fund, Partners III Opportunity Fund (“Partners III Fund”), Research Fund and Hickory Fund.  The investment objective of each of the Weitz Equity Funds is capital appreciation.

The investment objectives of the Balanced Fund are current income, capital preservation and long-term capital appreciation.

The primary investment objectives of the Core Plus Income Fund (“Core Plus Fund”) are current income and capital preservation. A secondary investment objective is long-term capital appreciation.

The investment objective of the Short-Intermediate Income Fund (“Short-Intermediate Fund”) is current income consistent with the preservation of capital.

The investment objective of the Nebraska Tax-Free Income Fund (“Nebraska Fund”) is to provide a high level of current income that is exempt from both federal and Nebraska personal income taxes. A secondary objective is the preservation of capital.

The investment objective of the Government Money Market Fund is current income consistent with the preservation of capital and maintenance of liquidity.

The investment objective of each Fund can be changed without a shareholder vote, except for that of the Nebraska Fund, for which a change requires shareholder approval.

Additional Information About Investment Strategies

All Weitz Equity Funds

    Value Fund
    Partners Value Fund
    Partners III Fund
    Research Fund
    Hickory Fund

Each of the Weitz Equity Funds seek to achieve its objective by investing primarily in common stocks and a variety of securities convertible into common stocks such as rights, warrants, convertible preferred stock and convertible bonds.  Each Weitz Equity Fund may invest in other securities of a company not convertible into common stock, such as bonds and preferred stock, which we determine may offer the opportunity for capital appreciation.  Each Weitz Equity Fund may invest in put and call options.  Each Weitz Equity Fund may invest in the equity securities of issuers of all sizes, including smaller capitalization companies (we consider companies with a market capitalization of less than $2.5 billion at the time of purchase to be smaller capitalization companies).  Each Weitz Equity Fund may invest in securities issued by non-U.S. companies, which securities may be denominated in U.S. dollars or foreign currencies.  Each Weitz Equity Fund may invest in the securities of other investment companies, which may include exchange-traded funds.  The portfolios of each of the Weitz Equity Funds are generally more concentrated in investments of relatively few issuers than many mutual funds and the Research Fund is considered to be a “non-diversified” fund.

Tax considerations are secondary to the primary goal of capital appreciation, but all things being equal, we manage the portfolios to maximize after-tax returns for tax-paying shareholders.  For example, we prefer long-term capital gains to short-term gains and we optimize the recognition of capital losses when possible.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities which meet the Funds’ investment criteria or if we determine that market conditions warrant, the Funds may invest without limitation in cash and cash equivalents such as money market fund shares and repurchase agreements on U.S. Government securities or other high quality debt securities for temporary defensive purposes.  In the event that a Fund takes such a temporary defensive position, it may not achieve its investment objective during this temporary period.

In making investment decisions, we distinguish between security price volatility and the risk of permanent loss of capital.  Some of the securities the Funds own may be volatile.  Since the Weitz Equity Funds focus on long-term total return (income plus capital gains), we are not as concerned with short-term volatility.

We are concerned with the risk of permanent loss of capital. We believe that by focusing on the value of the underlying business and being disciplined about buying securities only when they appear to be selling below the company’s business value, the Weitz Equity Funds may enjoy what Benjamin Graham (sometimes known as the father of “value” investing) called a “margin of safety.”  This margin of safety may limit, but does not eliminate, downside risk.   In addition, we will make mistakes in measuring value, business values may deteriorate after we buy, and securities may sell below their business values indefinitely, so the Weitz Equity Funds cannot avoid incurring losses.  Also, since our investment approach leads us to invest in securities which are not currently popular, the Weitz Equity Funds are subject to extended periods during which their securities will likely under-perform others or display volatile price movements.  Therefore, investors should purchase shares of the Weitz Equity Funds only if they intend to be patient, long-term investors.

Partners III Fund

In addition to the strategies of the Weitz Equity Funds mentioned above, the Partners III Fund may also engage in short selling of securities (including short sales of exchange-traded funds), invest in commodities contracts and futures transactions such as stock index futures, borrow money and purchase securities on margin.

Balanced Fund

The Balanced Fund seeks to achieve its objective by investing primarily in a portfolio of equity and debt securities.  Under normal circumstances, the Balanced Fund will invest at least 25% of its total assets into common stocks and a variety of securities convertible into common stocks such as rights, warrants and convertible preferred securities.  The Balanced Fund may also invest in put and call options and may invest in the securities of other investment companies which may include exchange-traded funds.  The Balanced Fund may invest in the equity securities of issuers of all sizes, including smaller and medium sized companies (we consider medium sized stocks to be those having a market capitalization of less than $10 billion at the time of initial purchase).

Also, under normal circumstances, the Fund will invest at least 25% of its total assets in investment-grade debt securities such as U.S. Government securities (including agency securities, and securities issued by government-sponsored enterprises such as Fannie Mae and Freddie Mac, including their mortgage-backed securities), corporate debt securities, other mortgage-backed securities, asset-backed securities, preferred stock and taxable municipal bonds.  The Fund may invest in debt securities of all maturities.  The Fund may also invest up to 20% of its total assets in debt securities which are non-investment grade or unrated (commonly referred to as “junk bonds”) (U.S. Government securities, as described above, even if unrated, do not count toward this 20% limit).  The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures.  These investments will typically be made for investment purposes consistent with the Fund's investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  These derivative instruments will be counted toward the Fund's 25% policy for investment grade debt securities to the extent these derivative instruments have economic characteristics similar to the securities included within that policy.  The Fund may invest in equity or debt securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies.

We do not try to “time” the market.  However, if there is cash available for investments and there are not securities which meet the Balanced Fund’s investment criteria, or if we determine that market conditions warrant, the Balanced Fund may invest, without limitation, in cash and cash equivalents, such as money market fund shares and repurchase agreements on U.S. Government securities or other high-quality debt securities for temporary defensive purposes.  In the event that the Balanced Fund takes such a temporary defensive position, it may not achieve its investment objective during this temporary period.

In making investment decisions, we distinguish between security price volatility and the risk of permanent loss of capital.  Some of the securities the Balanced Fund owns may be volatile.  Since the Balanced Fund focuses on long-term total return (income plus capital gains), we are not as concerned with short-term volatility.

We are concerned with the risk of permanent loss of capital.  We believe that by focusing on the value of the underlying business and being disciplined about buying securities only when they appear to be selling below the company’s business value, the Balanced Fund may enjoy what Benjamin Graham (sometimes known as the father of “value” investing) called a “margin of safety.”  This margin of safety may limit, but does not eliminate, downside risk.   In addition, we will make mistakes in measuring value, business values may deteriorate after we buy, and securities may sell below their business values indefinitely, so the Balanced Fund cannot avoid incurring losses.  Also, since our investment approach leads us to invest in securities which are not currently popular, the Balanced Fund is subject to extended periods during which its securities will likely under-perform others or display volatile price movements.  Therefore, investors should purchase shares of the Balanced Fund only if they intend to be patient, long-term investors.

Investors in the Balanced Fund should also be aware that the Fund’s balance between stock and debt securities could limit the Balanced Fund’s potential for capital appreciation relative to a fund that invests primarily in stocks.

Core Plus Fund

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities.  This policy is non-fundamental and the Fund will notify its shareholders at least 60 days before changing this policy.  These debt securities may include U.S. Government securities (including agency securities, and securities issued by government-sponsored enterprises such as Fannie Mae and Freddie Mac, including their mortgage-backed securities), corporate debt securities, other mortgage-backed securities, asset-backed securities, preferred stock, taxable municipal bonds and securities issued by foreign governments.  The Fund may also invest up to 25% of its total assets in debt securities which are non-investment grade or unrated (commonly referred to as “junk bonds”) (U.S. Government securities, as described above, even if unrated, do not count toward this 25% limit).  The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures.  These investments will typically be made for investment purposes consistent with the Fund's investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  These derivative instruments will be counted toward the Fund's 80% policy to the extent they have economic characteristics similar to the securities included within that policy.  The Fund may invest in common stocks and securities convertible into common stocks.  The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies.  We select debt securities whose yield is sufficiently attractive in view of the risks of ownership.  In deciding whether the Fund should invest in particular debt securities, we consider a number of factors such as the price, coupon and yield-to-maturity, as well as the credit quality of the issuer.  We review the terms of the debt security, including subordination, default, sinking fund, and early redemption provisions.  The Fund may invest in debt securities of all maturities, but expects to maintain a dollar-weighted average maturity of less than ten years.

If we determine that circumstances warrant, a greater portion of the Fund’s portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high quality debt securities.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Short-Intermediate Fund

Under normal circumstances, the Short-Intermediate Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities.  This policy is fundamental and may not be changed without shareholder approval.  These debt securities may include U.S. Government securities (including agency securities, and securities issued by government-sponsored enterprises such as Fannie Mae and Freddie Mac, including their mortgage-backed securities), corporate debt securities, other mortgage-backed securities, asset-backed securities, preferred stock, taxable municipal bonds and securities issued by foreign governments.  The Fund may also invest up to 15% of its total assets in debt securities which are non-investment grade or unrated (commonly referred to as “junk bonds”) (U.S. Government securities, as described above, even if unrated, do not count toward this 15% limit).  The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures.  These investments will typically be made for investment purposes consistent with the Fund's investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  These derivative instruments will be counted toward the Fund's 80% policy to the extent they have economic characteristics similar to the securities included within that policy.  The Fund may invest in common stocks and securities convertible into common stocks.  The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies.  We select debt securities whose yield is sufficiently attractive in view of the risks of ownership.  In deciding whether the Short-Intermediate Fund should invest in particular debt securities, we consider a number of factors such as the price, coupon and yield-to-maturity, as well as the credit quality of the issuer.  We review the terms of the debt security, including subordination, default, sinking fund, and early redemption provisions.  The Short-Intermediate Fund may invest in debt securities of all maturities, but expects to maintain a dollar-weighted average maturity of between two to five years.

If we determine that circumstances warrant, a greater portion of the Short-Intermediate Fund’s portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high quality debt securities.  In the event that the Short-Intermediate Fund takes such a temporary position, it may not achieve its investment objective during this temporary period.

Nebraska Fund

The Nebraska Fund invests in municipal bonds which are debt obligations (including, without limitation, bonds, notes, commercial paper and lease obligations) generally issued to obtain funds for various public purposes, including the construction of public facilities, the refinancing of outstanding obligations, and the financing of certain general operating expenses.  Municipal bonds may include general obligation bonds (which are backed by the full faith and credit of the issuer and may be repaid from any revenue source) and revenue bonds (which may be repaid only from the revenue of a specific facility or project).  Under normal circumstances, the Nebraska Fund will invest at least 80% of its net assets in municipal bonds that generate income that is exempt from federal income tax and Nebraska state income tax.  The Nebraska Fund may also invest up to 20% of its net assets in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.  These policies are fundamental and may not be changed without shareholder approval.  The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures.  These investments will typically be made for investment purposes consistent with the Fund's investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  These derivative instruments will be counted toward the Fund's 80% policy to the extent they have economic characteristics similar to the securities included within that policy.

If we determine that circumstances warrant, a greater portion of the Nebraska Fund’s portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high quality debt securities.  In the event that the Nebraska Fund takes such a temporary position, it may not achieve its investment objective during this temporary period.

Government Money Market Fund

The Government Money Market Fund invests substantially all of its assets in debt obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities and repurchase agreements on such securities with remaining maturities not exceeding thirteen months.  The Fund limits its average portfolio maturity to sixty days or less.

Risks of Investing in the Funds

You should be aware that an investment in the Funds involves certain risks.  There is no guarantee that a Fund will meet its investment objective or that a Fund will perform as it has in the past.  You may lose money if you invest in the Funds. The following table identifies the primary risk factors of each Fund in light of their respective principal investment strategies.  These risk factors are explained following the table below.  Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.  For more information about the risks associated with the Funds, see the Statement of Additional Information.

Risk	Value	Partners Value	Partners III	Research	Hickory	Balanced	Core Plus	Short-Intermediate	Nebraska	Government Money Market
Market Risk	x	x	x	x	x	x	x	x	x	x
Investment in Undervalued Securities	x	x	x	x	x	x	x	x
Non-Diversified Risk				x					x
Concentrated Portfolio Risk	x	x	x		x	x	x
Larger Company Risk	x	x	x	x	x	x
Medium Company Risk		x	x	x	x	x
Small Company Risk		x	x	x	x	x
Interest Rate Risk						x	x	x	x	x
Credit Risk						x	x	x	x	x
Call Risk						x	x	x	x	x
Debt Securities Liquidity Risk						x	x	x	x
Change in Fed Policy Risk						x	x	x	x
Investments in Other Investment Companies	x	x	x	x	x	x	x	x	x	x
Investments in Exchange Traded Funds	x	x	x	x	x	x	x	x	x	x
Restricted or Illiquid Securities Risk	x	x	x	x	x	x	x	x	x	x
Government-Sponsored Enterprises Risk	x	x	x	x	x	x	x	x		x

Risk	Value	Partners Value	Partners III	Research	Hickory	Balanced	Core Plus	Short- Intermediate	Nebraska	Government Money Market
Mortgage-Backed (and Other Asset-Backed) Securities Risk						x	x	x
Non-U.S. Securities Risk	x	x	x	x	x	x	x	x
Derivatives Risk	x	x	x	x	x	x	x	x	x
Preferred Securities Risk	x	x	x	x	x	x	x	x
Information Risk	x	x	x	x	x	x	x	x	x	x
Short Sales Risk			x
Municipal Securities Risk							x		x
Nebraska State-Specific Risk									x
Credit Support Risk									x
Leverage Risk			x
When-Issued and Delayed Delivery Transactions									x
Municipal Lease Obligations Risk									x
No Guarantee That Income Will Remain Tax Exempt									x
No Assurance of Stable Net Asset Value Risk										x
Money Market Fund Regulatory Risk										x
Cyber Security Risk	x	x	x	x	x	x	x	x	x	x
Failure to Meet Investment Objective Risk	x	x	x	x	x	x	x	x	x	x

•
Market Risk   As with any other mutual fund, the share price of the Funds will fluctuate daily depending on general market conditions.  The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably.  The value of a security may decline due to general market conditions which are not specifically related to a particular industry, company or government, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  They may also decline due to factors which affect a particular industry such as labor shortages, unfavorable credit conditions, increased production costs or a diminished competitive position.  During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.  Historically, equity securities have had greater price volatility than debt securities.

•	Investment in Undervalued Securities Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

•
Non-diversified Risk The Research Fund and the Nebraska Fund are each “non-diversified” under the Investment Company Act of 1940.  Non-diversified funds may have larger positions in fewer companies, industries or municipalities than a diversified fund.  A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing a Fund to a greater risk of loss in any given period than a diversified fund.

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Concentrated Portfolio Risk   Even for Weitz Funds that are “diversified” under the Investment Company Act of 1940, some of these Funds may invest in relatively few holdings, so a larger percentage of their assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds.  This may increase volatility.  These Funds will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

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Larger Company Risk   Although securities issued by larger companies tend to have less overall volatility than securities issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and their stocks may suffer sharper price declines if earnings disappointments occur.

•
Medium Company Risk   Securities of medium capitalization companies may be subject to greater price volatility and lower trading volumes than securities of larger companies.  Because these companies frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

•
Smaller Company Risk Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•
Interest Rate Risk   The market value of debt securities is significantly affected by changes in interest rates.  When interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up.  Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.  Debt securities with longer durations tend to be more sensitive to changes in interest rates, often making them more volatile in response to interest rate changes than debt securities with shorter durations.

•
Credit Risk   When a debt security is purchased, its anticipated yield is dependent on the timely payment by the issuer of each installment of interest and principal.  Lower-rated debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with investment grade securities.  In addition, the liquidity of securities may be affected by the market’s perception of credit quality, so that the market for non-investment grade securities may be thinner and less active than for investment grade securities, and there may be more price volatility for non-investment grade securities.  Prices of non-investment grade debt securities may be more sensitive to adverse economic changes or issuer developments, than investment grade debt securities.

•
Call Risk   Certain debt securities may be called (redeemed) at the option of the issuer at a specific price before reaching their stated maturity date.  This risk increases when market interest rates are declining, because issuers may find it desirable to refinance by issuing new securities at lower interest rates.  If a security held by a Fund is called during a period of declining interest rates, the Fund will likely reinvest the proceeds received by it at a lower interest rate than that of the called security, causing a decrease in the Fund’s income.

•
Debt Securities Liquidity Risk   Debt securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market's perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants.  A Fund may be unable to sell illiquid securities on short notice or only at a price below current value.  Markets for debt securities have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in debt securities trading has not kept pace and in some cases has decreased.  As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size.  This reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in debt securities markets.  If sudden or large-scale rises in interest rates were to occur, a Fund that invests in debt securities could also face above-average redemption requests, which could cause the Fund to lose value due to downward pricing forces and reduced market liquidity.

•
Change in Fed Policy Risk   In recent years, the Board of Governors of the Federal Reserve System (the “Fed”) adopted a series of policies in response to economic circumstances, including keeping the “federal funds rate” at historically low levels and a policy of purchasing debt securities known as “Quantitative Easing.”  In 2014, the Fed began to “taper” or reduce this Quantitative Easing and, in late 2014, the Fed ended Quantitative Easing.  If the Fed increases the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise, which could expose fixed-income and related markets to heightened volatility and could cause the value of a Fund’s investments and the net asset value of the Fund’s shares to decline.  To the extent a Fund experiences high redemptions in connection with these developments or otherwise, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance.  The liquidity levels of the Fund’s investments may also be affected.

•
Investments in Other Investment Companies   The Funds may invest in the shares of other investment companies, including affiliated and non-affiliated money market funds.  Investing in the shares of other investment companies involves the risk that such other investment companies will not achieve their objectives or will achieve a yield or return that is lower than that of the respective Fund.  To the extent that a Fund is invested in the shares of other investment companies, the Fund will incur additional expenses due to the duplication of fees and expenses as a result of investing in investment company shares.

•
Investments in Exchange Traded Funds   The Funds may invest in exchange traded funds (“ETFs”).  ETFs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weightings of securities in the applicable index.  ETFs also incur certain expenses not incurred by their applicable index.  Additionally, certain securities comprising the index tracked by an ETF may, at times, be temporarily unavailable, which may impede an ETF’s ability to track its index.  To the extent that a Fund is invested in an ETF, the Fund will incur additional expenses due to the duplication of fees and expenses as a result of investing in an ETF.

•
Restricted or Illiquid Securities Risk   Securities that are not publicly traded such as those acquired in a privately negotiated transaction and other restricted securities may be difficult to sell or may be subject to agreements that prohibit or limit their sale or other disposition.  Securities that are thinly traded, especially those where a Fund holds a significant percentage of the issuer’s outstanding shares may also be considered illiquid and a Fund may be unable to sell them on short notice or only at a price below current value.  No Fund will invest in any restricted or illiquid securities which would cause the aggregate value of all such securities to exceed 15% of such Fund’s net assets (or 5% in the case of the Government Money Market Fund).

•
Government-Sponsored Enterprises Risk   The Funds, except the Nebraska Fund, may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury.  Such entities may include, without limitation, the Federal Home Loan Banks (“FHLB”), Federal Farm Credit Banks (“FFCB”), Fannie Mae and Freddie Mac.  Entities such as FHLB and FFCB, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by such agencies are neither guaranteed nor insured by the U.S. Government.  In 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship, which, in effect, caused Fannie Mae and Freddie Mac to become supported by the U.S. Government.  No assurance can be given as to whether the U.S. Government will continue to support Fannie Mae and Freddie Mac.  In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether.  Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.

•
Mortgage-Backed (and Other Asset-Backed) Securities Risk    Mortgage-backed securities (and other asset-backed securities) are generally structured for the securities holders to receive periodic payments as the securities issuer receives payments of principal and/or interest on the mortgages (or loans) in an underlying mortgage pool (or loan pool).  Sometimes these securities are issued in separate tranches, which can mean the securities holders of one tranche receive payment in full before the securities holders of another tranche receive any payments.  Also sometimes credit support is provided for these securities, which can mean the securities issuer, an affiliated party or a third party provides additional assets, or makes additional promises, with respect to payment to the securities holders.  Risks to the securities holders can include (i) the underlying mortgage pool (or loan pool) may not pay as expected (including, changes in interest rates may affect the prepayment experience of the pool, which may change the timing of payments on the securities), (ii) the securities issuer may have insufficient cash to make payment on the securities generally, or on certain tranches of securities in particular and (iii) the credit support may be insufficient to make payment on the securities.

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Non-U.S. Securities Risk   The Funds (other than the Nebraska Fund and the Government Money Market Fund) may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies.  Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

•
Derivatives Risk   Derivatives, such as options, futures contracts, and options on futures contracts, are investments whose value is derived from the value of an underlying instrument, such as a security, ETF, asset, reference rate or index.  Derivatives are also subject to a number of other risks discussed elsewhere in this Prospectus, including liquidity risk, counterparty credit risk, interest rate risk and market risk.  Derivative strategies may involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it would have lost had it invested in the underlying instrument.  Futures transactions and their related options also involve brokerage costs and require a Fund to segregate liquid assets to cover its performance under such contracts.  A Fund’s overall performance could be adversely affected by entering into such contracts if Weitz Inc.’s judgment with respect to the investment proves incorrect.  Derivatives also include put and call options, which all the Funds (except the Government Money Market Fund) may buy and sell.  Put and call options are contracts giving the holder the right to either buy or sell a financial instrument at a specified price before a specified time.  Investments in puts and calls involve the risk that, since every put and call has an expiration date, a Fund could lose the entire cost of any put or call that expires worthless.

•
Municipal Securities Risk   Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes which could affect the market for and value of municipal securities.  Municipalities continue to experience economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact a Fund's net asset value and/or the distributions paid by the Fund.

•	Preferred Securities Risk In addition to credit risk, investment in preferred securities carries certain risks including:

-  Deferral Risk - Traditional preferred securities contain provisions that allow an issuer, under certain conditions, to skip (in the case of "noncumulative" preferred securities) or defer (in the case of "cumulative" preferred securities) dividend payments.  Fully taxable or hybrid preferred securities typically contain provisions that allow an issuer, at its discretion, to defer distributions for up to 20 consecutive quarters.  If a Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving any income.

-  Redemption Risk - Preferred securities typically contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer.  In the event of redemption, a Fund may not be able to reinvest the proceeds at comparable rates of return.

- Limited Voting Rights - Preferred securities typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period, which varies by issue.

-  Subordination - Preferred securities are subordinated to debt securities in a company's capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities.

•
Information Risk   The risk that key information about a security is inaccurate or unavailable.   Securities issued in initial public or private offerings often involve greater information risk than other equity securities due to a lack of historical public information.

Additional Risks—Partners III Fund

•
Short Sales Risk   The Partners III Fund will incur a loss on a short position if the price of the security sold short increases in value between the date of the short sale and the date on which the Partners III Fund purchases the security to close its short position.  When the Partners III Fund holds a short position, the Partners III Fund borrows the securities that are sold short from a third-party lender.  There may be times when the lender demands, or market conditions dictate, that the securities be returned to the lender on short notice, and the Partners III Fund may have to borrow the securities from another lender or purchase the securities at an unfavorable price.  If this occurs, any anticipated gain to the Partners III Fund may be reduced or eliminated, or the short position may result in a loss.  The loss of value on a short position is theoretically unlimited.  Short sales are speculative transactions and involve special risks, including greater reliance on the investment adviser’s ability to accurately anticipate the future value of a security.

•
Leverage Risk   The Partners III Fund may borrow from banks or brokers and pledge its assets in connection with its borrowing. If the interest expense on the borrowings is greater than the income and increase in value of the securities purchased with the proceeds of the borrowing, the use of leverage will decrease the return to the Partners III Fund’s shareholders.  Use of leverage also tends to magnify the volatility of the Partners III Fund’s returns.

Additional Risks—Nebraska Fund

•
Nebraska State-Specific Risk   Because the Nebraska Fund invests primarily in Nebraska municipal securities, the Nebraska Fund is more vulnerable to unfavorable economic, political or regulatory developments in Nebraska than are funds that invest in municipal securities of many states.  These developments may include economic or political policy changes, tax base erosion, state limits on tax increases, budget deficits and other financial difficulties, as well as changes in the credit ratings assigned to the state’s municipal issuers.  Certain Nebraska municipal securities contain unique risks.  Such municipal securities may include, without limitation, health care providers, nuclear power plants, facility offerings and other private activity bonds that lack governmental backing.  The Nebraska Fund’s success may be impacted by our ability to adequately evaluate the unique risks associated with the respective issuers.  Neither the State of Nebraska nor its agencies may issue general obligation bonds secured by the full faith and credit of the State.  In addition, the economy of the State is heavily agricultural and changes in the agricultural sector may adversely affect taxes and other municipal revenues.  Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Nebraska municipal market.

•
Credit Support Risk   Some of the Nebraska Fund’s portfolio securities may be supported by credit enhancements issued by third parties such as municipal bond insurers.  For any portfolio security, if both the issuer and any credit enhancer failed to meet their obligations, the Nebraska Fund would be adversely impacted.  Also, the financial strength of a credit enhancer may decline after a municipal bond is issued.

•
When-Issued and Delayed Delivery Transactions   Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date.  Since the market price of the security may fluctuate during the time before payment and delivery, the Nebraska Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

•
Municipal Lease Obligations Risk   The Nebraska Fund may invest in municipal lease obligations.  Municipal lease obligations differ from other municipal securities because the relevant legislative body must appropriate the money each year to make the lease payments.  If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

•
No Guarantee That Income Will Remain Tax Exempt   There is no guarantee that all of the Nebraska Fund’s income will remain exempt from federal or state income taxes.  Income from municipal bonds held by the Nebraska Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

Additional Risks—Government Money Market Fund

•
No Assurance of Stable Net Asset Value Risk   Although the Government Money Market Fund attempts to maintain a stable net asset value of $1.00 per share, there can be no guarantee that the Fund will be able to do so.

•
Money Market Fund Regulatory Risk   The U.S. Securities and Exchange Commission (the “SEC”) has adopted changes to the rules that govern SEC-registered money market funds. These rule changes include: (i) allowing money market funds to impose liquidity fees and redemption gates when their liquidity levels fall below certain thresholds; (ii) requiring money market funds that do not qualify as “retail” or “government” money market funds to operate with a floating share price; (iii) imposing new disclosure and reporting requirements; and (iv) enhancing portfolio diversification requirements.  The compliances dates for these rule changes vary and include an October 2016 compliance date for the liquidity fees, redemption gates and floating share price requirements.  The SEC has also proposed rule changes that, if adopted, will impact how SEC-registered money market funds may use nationally recognized statistical rating organizations for the purposes of determining the credit quality of their investments.  All these changes may affect the investment strategies, performance, yield and operating expenses of the Fund.

•
Cyber Security Risk   For all the Funds, with the increasing use of the Internet and other information technology in connection with the Funds’ operations, the Funds are subject to significant operational, information security and related risks through cyber security breaches.  A breach in cyber security refers to either an intentional or unintentional event that may cause the Funds to lose proprietary information, suffer data corruption and/or lose operational capacity.  These types of events may cause the Funds to incur regulatory penalties, additional compliance costs associated with corrective measures and/or financial loss.  Cyber security threats may result from unauthorized access to the Funds’ digital information systems, but can also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users).  Cyber security threats may cause disruptions to the Funds’ business operations, potentially resulting in, among other things: interference with a Fund’s ability to calculate its NAV, impediments to trading and the inability of Fund shareholders to transact business.  Because the Funds work closely with third-party service providers, cyber security breaches at such third-party service providers may subject the Funds to the same risks associated with direct cyber security breaches.  The same holds for cyber security breaches at any of the issuers of securities in which the Funds may invest.  While the Funds have established and implemented risk management and information security systems and software designed to reduce the risks associated with cyber security breaches, there can be no assurance that such measures will succeed.

•	Failure to Meet Investment Objective Risk For all the Funds, there can be no assurance that a Fund will meet its investment objective.

Management

Investment Adviser
Weitz Inc. is the investment adviser for Weitz Funds.  Weitz Inc. is located at One Pacific Place, 1125 South 103rd Street, Suite 200, Omaha, Nebraska 68124.  Weitz Inc. provides investment advice to each Fund and is responsible for the overall management of Weitz Funds’ business affairs, subject to the supervision of the Board of Trustees of Weitz Funds.  Weitz Inc. is a Nebraska corporation and also serves as investment adviser to certain other entities, including an investment limited partnership and separate accounts.

The Value and Partners Value Funds pay Weitz Inc., on a monthly basis, an annual advisory fee pursuant to the following schedule:

Average Daily Net Asset Break Points

	Less Than or
Greater Than	Equal To	Rate
$0	$1,000,000,000	0.90%
1,000,000,000	2,000,000,000	0.85%
2,000,000,000	3,000,000,000	0.80%
3,000,000,000	5,000,000,000	0.75%
5,000,000,000		0.70%

The Partners III Fund pays Weitz Inc., on a monthly basis, an annual advisory fee pursuant to the following schedule:

Average Daily Net Asset Break Points

	Less Than or
Greater Than	Equal To	Rate
$0	$1,000,000,000	1.00%
1,000,000,000	2,000,000,000	0.95%
2,000,000,000	3,000,000,000	0.90%
3,000,000,000	5,000,000,000	0.85%
5,000,000,000		0.80%

The Research and Hickory Funds pay Weitz Inc., on a monthly basis, an annual advisory fee pursuant to the following schedule:

Average Daily Net Asset Break Points

	Less Than or
Greater Than	Equal To	Rate
$0	$2,500,000,000	1.00%
2,500,000,000	5,000,000,000	0.90%
5,000,000,000		0.80%

The Balanced Fund pays Weitz Inc., on a monthly basis, an annual advisory fee equal to 0.80% of the Balanced Fund’s average daily net assets.

The Core Plus, Short-Intermediate, Nebraska and Government Money Market Funds each pay Weitz Inc., on a monthly basis, an annual advisory fee equal to 0.40% of the respective Fund’s average daily net assets.

Through July 31, 2016, Weitz Inc. has agreed in writing to reimburse the Value Fund or to pay directly a portion of the Value Fund’s expenses to the extent that the Value Fund’s total annual fund operating expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) exceed 0.99% and 1.18% of the Institutional Class and Investor Class shares’ annual average daily net assets, respectively.

Through July 31, 2016, Weitz Inc. has agreed in writing to reimburse the Partners Value Fund or to pay directly a portion of the Partners Value Fund’s expenses to the extent that the Partners Value Fund’s total annual fund operating expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) exceed 0.99% and 1.18% of the Institutional Class and Investor Class shares’ annual average daily net assets, respectively.

Through July 31, 2016, Weitz Inc. has agreed in writing to reimburse the Research Fund or to pay directly a portion of the Research Fund’s expenses to the extent that the Research Fund’s total annual fund operating expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) exceed 0.90% of the Research Fund’s annual average daily net assets.

Through July 31, 2016, Weitz Inc. has agreed in writing to reimburse the Core Plus Fund or to pay directly a portion of the Core Plus Fund’s expenses to the extent that the Core Plus Fund’s total annual fund operating expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) exceed 0.65% and 0.85% of the Institutional Class and Investor Class shares’ annual average daily net assets, respectively.

Through July 31, 2016, Weitz Inc. has agreed in writing to reimburse the Short-Intermediate Fund or to pay directly a portion of the Short-Intermediate Fund’s Investor Class’ expenses to the extent that the Short-Intermediate Fund’s Investor Class’ total annual fund operating expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) exceed 0.85% of the Investor Class shares’ annual average daily net assets.

Through July 31, 2016, Weitz Inc. has agreed in writing to reimburse the Government Money Market Fund or to pay directly a portion of the Government Money Market Fund’s expenses to the extent that the Government Money Market Fund’s total annual fund operating expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses) exceed 0.20% of the Government Money Market Fund’s annual average daily net assets.

Weitz Inc. also provides administrative services, including transfer agent services, to each Fund pursuant to Administration Agreements which provide that the Funds will pay Weitz Inc. a monthly fee based on the average daily net assets of each respective Fund and/or a fee per account, plus third party expenses directly related to providing such services.  Weitz Inc. has contracted with Boston Financial Data Services, Inc. to serve as sub-transfer agent for the Funds.

Information regarding the factors considered by the Board of Trustees in connection with the most recent renewal of the Investment Advisory Agreement with each of the Funds is included in the Funds’ September 30, 2014 Semi-Annual Report to Shareholders, which is available at weitzinvestments.com.

Board of Trustees
The Board of Trustees of Weitz Funds is responsible for managing the business and affairs of the Funds, including overseeing the Funds’ officers, who actively supervise the day-to-day operations of the Funds.  Each Trustee serves until a successor is elected and qualified or until resignation.

At least seventy-five percent of the Trustees of Weitz Funds are independent Trustees within the meaning of the Investment Company Act of 1940.  In addition, the Board has elected an independent Trustee to serve as Chair of the Board.

Portfolio Managers

Fund	Portfolio Manager(s)	Start Date	Experience
Value Fund	Bradley P. Hinton, CFA	August 1, 2006
Mr. Hinton joined Weitz Inc. in September 2001 and became Director of Research in April 2004.  He was previously a fixed income investment manager with Principal Financial Group (1994-1998) and a trading associate and a debt manager with Con-Agra Foods (1998-2001).

	David A. Perkins, CFA	December 30, 2011	Mr. Perkins joined Weitz Inc. in 2004. From 2001 to 2004, he was an equity analyst at McCarthy Group Asset Management.
	Wallace R. Weitz, CFA (until January 1, 2016)	May 9, 1986 (inception)
Mr. Weitz founded Weitz Inc. in 1983.  He is the Chief Investment Officer of Weitz Inc.  Previously, he was an account executive and securities analyst with G.A. Saxton & Co., Inc. (1970-1973) and with Chiles Heider & Co. (1973-1983).  Effective January 1, 2016, Mr. Weitz will no longer be a portfolio manager of the Value Fund.

Partners Value Fund	Wallace R. Weitz, CFA	June 1, 1983 (inception) (1)
Mr. Weitz founded Weitz Inc. in 1983.  He is the Chief Investment Officer of Weitz Inc.  Previously, he was an account executive and securities analyst with G.A. Saxton & Co., Inc. (1970-1973) and with Chiles Heider & Co. (1973-1983).

	Bradley P. Hinton, CFA	August 1, 2006
Mr. Hinton joined Weitz Inc. in September 2001 and became Director of Research in April 2004.  He was previously a fixed income investment manager with Principal Financial Group (1994-1998) and a trading associate and a debt manager with Con-Agra Foods (1998-2001).

Partners III Fund	Wallace R. Weitz, CFA	June 1, 1983 (inception) (1)
Mr. Weitz founded Weitz Inc. in 1983.  He is the Chief Investment Officer of Weitz Inc.  Previously, he was an account executive and securities analyst with G.A. Saxton & Co., Inc. (1970-1973) and with Chiles Heider & Co. (1973-1983).

Research Fund	Jonathan A. Baker, CFA	April 1, 2005 (inception) (1)	Mr. Baker joined Weitz Inc. in 1997. From 1993 to 1997, he was a practicing CPA with McGladrey & Pullen, LLP.
	Barton B. Hooper, CFA	January 1, 2008
Mr. Hooper joined Weitz Inc. in 2007.  Previously, he was a research analyst at Oak Value Capital Management and Trilogy Capital Management (2003-2007), and an investment banker at George K. Baum & Company (1999-2003).

	David A. Perkins, CFA	April 1, 2005 (inception) (1)	Mr. Perkins joined Weitz Inc. in 2004. From 2001 to 2004, he was an equity analyst at McCarthy Group Asset Management.
	Andrew S. Weitz	January 1, 2010	Mr. Weitz joined Weitz Inc. in 2008. From 2005 to 2008, he was a research associate and research analyst at Ariel Investments.

(1) This start date also includes time when the portfolio manager was responsible for management of the Fund’s predecessor partnership.

Fund	Portfolio Manager(s)	Start Date	Experience
Hickory Fund	Wallace R. Weitz, CFA	January 1, 2003
Mr. Weitz founded Weitz Inc. in 1983.  He is the Chief Investment Officer of Weitz Inc.  Previously, Mr. Weitz was an account executive and securities analyst with G.A. Saxton & Co., Inc. (1970-1973) and with Chiles Heider & Co. (1973-1983).

	Andrew S. Weitz	December 30, 2011	Mr. Weitz joined Weitz Inc. in 2008. From 2005 to 2008, he was a research associate and research analyst at Ariel Investments.

Balanced Fund	Bradley P. Hinton, CFA	October 1, 2003 (inception)
Mr. Hinton joined Weitz Inc. in September 2001 and became Director of Research in April 2004.  He was previously a fixed income investment manager with Principal Financial Group (1994-1998) and a trading associate and a debt manager with Con-Agra Foods (1998-2001).

Core Plus Fund	Thomas D. Carney, CFA	July 31, 2014 (inception)	Mr. Carney joined Weitz Inc. in 1995. He was previously with Chiles Heider & Co. (1982-1983) and Smith Barney (1983-1995).
	Nolan P. Anderson	July 31, 2014 (inception)	Mr. Anderson joined Weitz in 2011. He was previously an associate at Wells Fargo Bank (2007-2011) and a commercial research analyst at Woodmen of the World Life Insurance Society (2004-2007).

Short-Intermediate Fund	Thomas D. Carney, CFA	January 1, 1996	Mr. Carney joined Weitz Inc. in 1995. He was previously with Chiles Heider & Co. (1982-1983) and Smith Barney (1983-1995).

Nebraska Fund	Thomas D. Carney, CFA	January 1, 1996(1)	Mr. Carney joined Weitz Inc. in 1995. He was previously with Chiles Heider & Co. (1982-1983) and Smith Barney (1983-1995).

Government Money Market Fund	Thomas D. Carney, CFA	January 1, 1996	Mr. Carney joined Weitz Inc. in 1995. He was previously with Chiles Heider & Co. (1982-1983) and Smith Barney (1983-1995).

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund(s) each manages is provided in the Statement of Additional Information.

Fund Distributor
The Funds are distributed by Weitz Securities, Inc., a Nebraska corporation (the “Distributor”), which is affiliated with Weitz Inc.   This distribution is without compensation from the Funds.

Fund History
The Weitz Funds (“the Trust”) is a Delaware statutory trust organized on August 4, 2003, and is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Balanced Fund was the Trust’s initial series and it commenced operations on October 1, 2003.  The Partners III Fund was originally organized as a limited partnership (“Partners III Partnership”).  On December 7, 2005, the Partners III Partnership converted to the Partners III Fund, as a series of Weitz Funds.   The Nebraska Fund was originally organized as a limited partnership (“Income Partners”). On November 17, 2006, Income Partners converted to the Nebraska Fund, as a series of Weitz Funds.  The Research Fund was originally organized as a limited partnership (“Research Partnership”).  On December 31, 2010, Research Partnership converted to the Research Fund, as a series of Weitz Funds.  The Core Plus Fund commenced operations as a series of the Trust on July 31, 2014.  Each of the other Funds is a successor in interest to certain funds having the same name, investment objective and investment policies as series of two other investment companies previously managed by Weitz Inc.:  Weitz Series Fund, Inc. and Weitz Partners, Inc. (the “Predecessor Funds”).  Effective April 1, 2004, the assets and liabilities of the Predecessor Funds were transferred to the Trust in exchange for shares of the applicable Funds.

For each of the Partners III Fund and the Short-Intermediate Fund, two classes of shares (an Institutional Class and an Investor Class) were authorized in 2011 and the Investor Class shares became available for sale on August 1, 2011.  For each of the Value Fund and the Partners Value Fund, two classes of shares (an Institutional Class and an Investor Class) were authorized in 2014 and the Institutional Class shares became available for sale on July 31, 2014.  For the Core Plus Fund, two classes of shares (an Institutional Class and an Investor Class) were authorized in 2014 and both classes of shares became available for sale on July 31, 2014.  The shares of each class of a Fund represent an interest in the same portfolio of investments of the Fund.

Disclosure of Portfolio Holdings
A complete listing of each Fund’s portfolio holdings is publicly available on a quarterly basis through applicable filings on Forms N-CSR and N-Q made with the SEC.  This information is also available on the Weitz Funds’ website at weitzinvestments.com within 15 days after the end of each quarter, and will remain on the website until the next quarter’s information is available.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is provided in the Statement of Additional Information.

In addition, on a monthly basis, the Government Money Market Fund posts on weitzinvestments.com its complete schedule of portfolio holdings and its dollar-weighted average portfolio maturity.  Such information will remain on the website for not less than six months.  The Government Money Market Fund files, on a monthly basis, this portfolio holdings information with the SEC on Form N-MFP.

How to Choose a Share Class

For the Value, Partners Value, Partners III, Core Plus and Short-Intermediate Funds (each, a “Dual Class Fund”), investors can choose among two classes of shares:  Investor Class and Institutional Class.  As described below, the classes differ to the extent they bear certain class-specific minimums and expenses.  When choosing a share class, it is important to consider your method of investing, directly with a Fund or through certain broker-dealers or other financial intermediaries, the amount you plan to invest and the expenses of each class.

Investor Class
The minimum initial investment for Investor Class shares is $2,500.  The Investor Class has no up-front sales charges or deferred sales charges.  Your entire purchase price is invested in Investor Class shares at the net asset value (“NAV”) per share of the Investor Class.

Institutional Class
The minimum initial investment for Institutional Class shares is $1,000,000.  The Institutional Class has no up-front sales charges or deferred sales charges.  Your entire purchase price is invested in Institutional Class shares at the NAV per share of the Institutional Class.

There are limited exceptions to this minimum initial investment requirement: (1) for each Dual Class Fund, persons (or family members living at the same address) who hold shares of the Fund in one or more accounts that are registered with the Funds’ Transfer Agent and that have a total dollar value of more than $1,000,000, (2) for the Partners III and Short-Intermediate Funds only, persons who held Institutional Class shares of these Funds prior to July 31, 2014 and who continue to hold Institutional Class shares of these Funds, (3) for each Dual Class Fund, employees of Weitz Inc. and their immediate families and (4) for each Dual Class Fund, any other investor at the discretion of Fund management.  Institutional Class shares of Dual Class Funds may also be offered without regard to the minimum initial investment requirement to investors purchasing such shares through qualified plans, wrap fee accounts or other fee-based programs.  The Funds reserve the right to further modify this minimum initial investment requirement and/or its exceptions from time to time, including the right to make additional exceptions on a case-by-case basis.

Converting from Investor Class to Institutional Class
For any Dual Class Fund, if the current market value of your account in the Investor Class is at least $1,000,000, you may elect to convert that account from Investor Class to Institutional Class shares of the same Fund on the basis of relative NAVs.  Converting from Investor Class to Institutional Class may not be available at certain financial intermediaries, or there may be additional costs associated with this exchange as charged by your financial intermediary.  Because the NAV per share of the Institutional Class may be higher or lower than that of the Investor Class at the time of conversion, although the total dollar value will be the same, a shareholder may receive more or less Institutional Class shares than the number of Investor Class shares converted.  You may convert from Investor Class to Institutional Class shares by calling us at 800-304-9745 or by contacting your financial intermediary if you hold your investment in the Fund through a financial intermediary.

If the current market value of your Institutional Class shares account declines to less than $1,000,000 due to a redemption or exchange, we may convert your Institutional Class shares into Investor Class shares of the same Fund on the basis of relative NAVs.  Although the total dollar value will be the same, a shareholder may receive more or less Investor Class shares than the number of Institutional Class shares converted.

A conversion from Investor Class shares to Institutional Class shares of the same Fund, or from Institutional Class shares to Investor Class shares of the same Fund, pursuant to the preceding paragraphs, should generally not be a taxable exchange for federal income tax purposes.

Investing Through an Intermediary
If you invest through a third party such as a bank, broker-dealer, trust company or other financial intermediary, rather than directly with a Fund, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus, including possible fees for purchasing shares.  A Fund may also participate in programs with national brokerage firms that limit or eliminate a shareholder’s transaction fees, and a Fund (and/or its Investor Class or Institutional Class, as applicable) may pay fees to these firms in return for services provided by these programs to shareholders.  See “Shareholder Administrative Services Fees” below.

Weitz Inc. and/or the Distributor may pay compensation (out of their own resources and not as an expense of a Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares.  This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of a Fund over other investment options.  Any such payments will not change the NAV or the price of a Fund’s shares.

Shareholder Administrative Services Fees
The Trust has adopted Shareholder Administrative Services Plans under which the Investor Class and the Institutional Class of the Dual Class Funds may each may pay shareholder administrative servicing fees to the Adviser and to financial institutions, which may include banks, broker-dealers, trust companies and other similar types of financial intermediaries, for providing certain types of shareholder administrative services to shareholders serviced by the financial institution.   The types of services for which entities may be compensated under the terms of the Shareholder Administrative Services Plans include various types of shareholder administrative support services such as assisting shareholders with their fund accounts and records, their fund purchase and redemption orders and other similar types of non-distribution related services involving the administrative servicing of shareholder accounts.

Purchasing Shares

The minimum investment required to open an Investor Class account in Value Fund, Partners Value Fund, Partners III Fund, Core Plus Fund or Short-Intermediate Fund is $2,500 per Fund.

The minimum investment required to open an Institutional Class account in Value Fund, Partners Value Fund, Partners III Fund, Core Plus Fund or Short-Intermediate Fund is $1,000,000 per Fund.  For limited exceptions, see “Institutional Class” above.

The minimum investment required to open an account in Research Fund is $25,000.

The minimum investment required to open an account in any other Fund is $2,500 per Fund.  The subsequent minimum investment requirement (for all Funds, all classes) is $25.

We reserve the right, at our sole discretion, to reject any order or subsequent purchase, to waive initial investment minimums for new accounts and to modify investment minimums from time to time.  All purchase orders are subject to acceptance by authorized officers of Weitz Funds and are not binding until so accepted.  Boston Financial Data Services (“BFDS”) is the sub-transfer agent for Weitz Funds.  Any checks received directly by Weitz Funds at its business address will be forwarded promptly to BFDS and processed when received by BFDS.  Transactions made through your broker-dealer or other financial intermediary may be subject to charges imposed by the broker-dealer or financial intermediary, who may also impose higher initial or additional amounts for investment than those established by the Funds.

Opening a Regular New Account

•  By Mail
You can open a new account by:

•  Completing and signing a Weitz Funds purchase application;

•  Enclosing a check made payable to Weitz Funds.  We do not accept cash, money orders, post-dated checks, travelers checks, third-party checks, credit card convenience checks, instant loan checks, checks drawn on banks outside the U.S. or other checks deemed to be high risk checks;

•  Mailing the application and the check to:

By Mail:
Weitz Funds
P.O. Box 219320
Kansas City, Missouri 64121-9320

By Certified or Overnight Delivery:
Weitz Funds
c/o Boston Financial Data Services
330 W. 9th Street
Kansas City, Missouri 64105

•  Providing other supporting legal documents that may be required in the case of estates, trusts, guardianships, custodianships, partnerships, corporations and certain other accounts.

•  By Internet
You can open a new account at weitzinvestments.com.  In order to complete an online purchase, you will need to provide electronic bank transfer instructions and certain identification information.  There is a limit of $100,000 per day for online purchase transactions through our website.  Certain account types are not available for online account access.

Opening a Retirement Account

Certain individuals may be eligible to open a traditional IRA, Roth IRA or SEP IRA.  In addition, existing IRA accounts and certain qualified pension and profit sharing plans can be rolled over or transferred into a new IRA account, which can be invested in shares of one or more of the Funds.  You can request information about establishing an IRA by calling us at 800-304-9745.

•  By Mail
You can open an IRA account by:

•  Completing the IRA application and the transfer form, if applicable; and

•  Mailing the forms to the address shown under “Opening a Regular New Account.”

•  By Internet
Traditional IRA accounts and Roth IRA accounts can be opened online at weitzinvestments.com.  Currently, IRA accounts are not charged an annual maintenance fee.

Shares of the Funds may also be purchased as an investment in other types of pension or profit sharing plans.  Although Weitz Funds will endeavor to provide assistance to shareholders who are participants in such plans, it does not have forms of such plans for adoption and does not undertake to offer advice relating to the establishment of such plans or compliance with the ongoing requirements for such plans.  Plan participants should seek the guidance of a professional adviser before investing retirement monies in shares of a Fund.

Purchasing Shares of a Fund
You pay no sales charge when you purchase shares of a Fund.  The price you pay for a Fund’s shares is the respective Fund’s net asset value (“NAV”) per share which is calculated once each day generally as of the close of trading on the New York Stock Exchange (“NYSE”) (ordinarily 3:00 p.m. Central Time) on days on which the exchange is open for business.  The NYSE is closed on Saturdays and Sundays and on the following holidays (as observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  If your purchase request is received in good order on any day prior to such time, your purchase price will be the NAV calculated on that day.  If your purchase request is received in good order on any day after such time, your purchase price will be the NAV calculated on the next business day.  We cannot hold investments to be processed at a later date.  The shares you purchase must be qualified for sale in your state of residence.  You should purchase shares of the Funds only if you intend to be a patient, long-term investor.  Excessive trading into or out of a Fund may harm the Fund’s performance by disrupting the portfolio management process.  Such trading may also increase expenses for other shareholders.  If you engage in this type of activity, your trading privileges may be suspended or terminated.  All purchases are subject to acceptance by the Funds and the Funds reserve the right to reject any purchase in order to prevent transactions considered to be harmful to existing shareholders.  See “Frequent Trading Policy” for additional information about the Funds’ policy with respect to frequent or excessive trading.

You can purchase Fund shares in the following ways:

•  By Mail
You can purchase additional shares in an existing account by:

•  Sending a check made payable to Weitz Funds.  We do not accept cash, money orders, post-dated checks, travelers checks, third-party checks, credit card convenience checks, instant loan checks, checks drawn on banks outside the U.S. or other checks deemed to be high risk checks;

•  Completing the information on the remittance stub which is the bottom portion of your most recent transaction statement; and

•  Mailing the check and remittance stub to:

By Mail:
Weitz Funds
P.O. Box 219320
Kansas City, Missouri 64121-9320

By Certified or Overnight Delivery:
Weitz Funds
c/o Boston Financial Data Services
330 W. 9th Street
Kansas City, Missouri 64105

If the remittance stub is not available, indicate on your check or on a separate piece of paper your account name, address and account number.

•  By Wire
You can purchase shares with payment by bank wire by:

•  Calling us at 800-304-9745 and furnishing your account name, address and account number together with the amount being wired and the name of the wiring bank; and

 •  Instructing the bank to wire funds as follows:

State Street Bank & Trust
ABA# 011000028
Account# 99057341
Weitz Funds Universal Account
For the account of: your account number and name
For credit to (indicate appropriate Fund number):

541           Value Fund— Institutional Class
328           Value Fund—Investor Class
562           Partners Value Fund – Institutional Class
331           Partners Value Fund—Investor Class
310           Partners III Opportunity Fund—Institutional Class
436           Partners III Opportunity Fund—Investor Class
309           Research Fund
332           Hickory Fund
400           Balanced Fund
573           Core Plus Income Fund—Institutional Class
574           Core Plus Income Fund—Investor Class
329           Short-Intermediate Income Fund—Institutional Class
437           Short-Intermediate Income Fund—Investor Class
311           Nebraska Tax-Free Income Fund
330           Government Money Market Fund

If you are purchasing shares by wire for a new account, you must send a completed purchase application to Weitz Funds at the address set forth above prior to wiring your payment.

Weitz Funds will not be responsible for the consequences of delays in the bank or Federal Reserve wire system.  Banks may impose a charge for the wire transfer of funds.

•  By Internet
If you have an existing account directly with Weitz Funds and you have established a User ID for your account, you can purchase additional Fund shares at weitzinvestments.com.  You also need to have established electronic bank transfer instructions to purchase shares online.  There is a limit of $100,000 per day for online purchase transactions through our website.  If your order is accepted after the close of regular trading on the NYSE, or on a day the NYSE is not open for regular trading, your purchase price will be the NAV as computed on the next business day.  Payment for Internet share purchases can only be made through your electronic bank transfer instructions.  If you have not previously established electronic bank transfer instructions for your account, you can do so at weitzinvestments.com, or by calling us at 800-304-9745.

•  By Telephone
If you have an existing account directly with Weitz Funds and you have established electronic bank transfer instructions, you can purchase additional shares of a Fund over the telephone.  There is a limit of $100,000 per day for purchase transactions over the telephone.  If your order is received after the close of regular trading on the NYSE, or on a day the NYSE is not open for regular trading, your purchase price will be the NAV as computed on the next business day.  Payment for telephone share purchases can only be made through your electronic bank transfer instructions or by wire.  If you have not previously established banking instructions for your account, you can do so at weitzinvestments.com, or by calling us at 800-304-9745.  If an account has multiple owners, we may rely on the instructions of any one account owner.  A telephone purchase request in good order should include the following:

•  Your account name, account number and Fund name;

•  The amount of the purchase being requested (specified in dollars); and

•  Other identifying information which is requested.

Please retain the confirmation number assigned to your telephone purchase as proof of your trade.  We reserve the right to (i) refuse a telephone purchase if we believe it is advisable to do so; and (ii) revise or terminate the telephone purchase privilege at any time.

•  By Automatic Investment
At any time after you open an account, you can choose to make automatic investments in Fund shares (subject to the required minimum investment) at regular intervals (on the 1st, 8th, 15th or 22nd day of the month or, if such day is not a business day, on the next following business day) by sending a voided check from your bank account.  Your request to establish automatic investment privileges must be received by Weitz Funds at least three business days prior to the initial automatic investment.  You can add or cancel the automatic investment service or change the amount of the automatic investment by calling or sending a written request to Weitz Funds or at weitzinvestments.com.  Your request must be received at least three business days prior to the effective date of the change.

Funding Your Account
If your check is returned because of insufficient funds or because you have stopped payment on the check, or if your electronic bank transfer investment transaction is returned by the bank, you will be responsible for any losses sustained by a Fund as a result of (i) fees charged to a Fund or (ii) a decline in the net asset value when the shares issued are cancelled.  If you are an existing shareholder, losses may be collected by redeeming shares from your account.  Fund shares purchased by check or via electronic bank transfer cannot be redeemed until 15 days after the date of such purchase.

Purchasing Through Others
Shares of the Funds may also be purchased through certain broker-dealers or other financial intermediaries that have entered into selling agreements or related arrangements with Weitz Inc. or its affiliates.  If you invest through such entities, you must follow their procedures for buying and selling shares.  Please note that such financial intermediaries may charge you fees in connection with purchases of Fund shares and may require a minimum investment amount different from that required by the Funds.  Such broker-dealers or financial intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of the Funds.  If the broker-dealer or financial intermediary submits trades to the Funds, the Funds will use the time of day when such entity or its designee receives the order to determine the time of purchase or redemption, and will process the order at the next closing price computed after receipt.  The broker-dealer or financial intermediary generally has the responsibility of sending prospectuses, shareholder reports, statements and tax forms to their clients. Weitz Inc. may, from time to time, make payments to broker-dealers or other financial intermediaries for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing.

Redeeming Shares

Redemption Procedures
Shares will be redeemed at the NAV next determined after receipt of a redemption request in good order.  If your redemption request is received in good order on any day prior to the close of the NYSE (ordinarily 3:00 p.m. Central Time) on days on which the exchange is open for business, shares will be redeemed at the NAV calculated on that day.  If your redemption request is received in good order after such time, shares will be redeemed at the NAV calculated on the next business day.  There are no fees for redeeming shares.  You must have a completed purchase application on file with Weitz Funds before a redemption request will be accepted.  In addition, Weitz Funds must have received payment for the shares being redeemed and may delay the redemption payment (normally not more than 15 days) until the purchase funds have cleared.  You can call us at 800-304-9745 if you have questions about the requirements for redemption requests.

You can redeem Fund shares in the following ways:

•  By Written Request
You can redeem Fund shares by sending a redemption request in writing to Weitz Funds.  A written redemption request in good order should include the following:

•  Your account name, account number and Fund name;

•  The amount of the redemption being requested (specified in dollars or shares);

•  The signature of all account owners exactly as they are registered on the account; if you are a corporate or trust shareholder, the signature must be of an authorized person with an indication of the capacity in which such person is signing;

•  A signature guarantee, if required; and

•  Other supporting legal documents that may be required in the case of estates, trusts, guardianships, custodianships, partnerships, corporations and certain other accounts. (Corporate resolutions must be dated within six months of the redemption request.)

You can call us at 800-304-9745 for information on which documents may be required.

Written redemption requests can be sent by mail or facsimile transmission to:

By Mail:
Weitz Funds
P.O. Box 219320
Kansas City, Missouri 64121-9320

By Certified or Overnight Delivery:
Weitz Funds
c/o Boston Financial Data Services
330 W. 9th Street
Kansas City, Missouri 64105

By Facsimile: 402-391-2125

•  By Telephone Request
If you have an account directly with Weitz Funds, you can redeem Fund shares over the telephone up to $100,000 per day.  Telephone redemptions cannot be made from IRA accounts, retirement accounts, corporate accounts or certain other accounts.  The ability to redeem shares by telephone is automatically established on any account for which telephone redemptions are available unless the account holder requests otherwise.  A telephone redemption request can be made by calling 800-304-9745.  If an account has multiple owners, Weitz Funds may rely on the instructions of any one account owner.  A telephone redemption request in good order should include the following:

•  Your account name, account number and Fund name;

•  The amount of the redemption being requested (specified in dollars or shares); and

•  Other identifying information which is requested.

Please retain the confirmation number assigned to your telephone redemption as proof of your trade.  Weitz Funds reserve the right to (i) refuse a telephone redemption if we believe it is advisable to do so; and (ii) revise or terminate the telephone redemption privilege at any time.

•  By Internet
If you have an account directly with Weitz Funds and you have established a User ID, you can redeem Fund shares at weitzinvestments.com, up to $100,000 per day.  Redemptions cannot be made via the website from corporate accounts or certain other accounts.  If your order is accepted after the close of regular trading on the NYSE, or on a day the NYSE is not open for regular trading, your redemption price will be the NAV as computed on the next business day.

Redemption Payments
Payment for the shares redeemed will be made as soon as possible, but no later than seven days after the date of the receipt of your redemption request in good order.  Payment will normally be made by check or, if you have established electronic bank transfer instructions, you can request to receive your redemption proceeds via electronic bank transfer or by wire to the bank account of record.  If you have not previously established electronic bank transfer instructions for your account, payment may also be made by wire transfer in accordance with wire instructions provided in writing to Weitz Funds accompanied by a signature guarantee.  Weitz Funds reserve the right to require you to pay for the cost of transmitting the wire transfer.  Your bank may also impose a charge to receive the wire transfer.

To protect you and Weitz Funds, any redemption request received within 15 days of an address change must be accompanied by a signature guarantee.

A redemption of shares is treated as a sale for tax purposes and, for all Funds other than the Government Money Market Fund, will generally result in a short-term or long-term capital gain or loss, depending on how long you have owned the shares.

If the Post Office cannot deliver your check, or if your check remains uncashed for six months, we reserve the right to reinvest your redemption proceeds in your account at the then current net asset value.

•  Signature Guarantees
We reserve the right to require a signature guarantee on all redemptions. Signature guarantees will be required in the following circumstances:

•  A redemption request which is payable to anyone other than the shareholder of record;

•  A redemption request which is to be mailed to an address other than the address of record;

•  A redemption request which is payable to a bank account other than the bank account of record;

•  A redemption request received within 15 days of an address change; and

•  Instructions to establish or change wire instructions.

A signature-guarantee may not be sent by facsimile.  A signature guarantee must be obtained from an institution participating in the Securities Transfer Agent Medallion Program.  Such institutions typically include commercial banks that are FDIC members, trust companies, and member firms of a domestic stock exchange.  “STAMP 2000 Medallion Imprints” is the only form of signature guarantee that will be accepted.  A notary public is not an eligible guarantor.

•  Other Redemption Information
Redemption payments normally will be made wholly in cash.  A Fund may, however, redeem its shares through the distribution of portfolio securities if and to the extent that redemptions by the same shareholder during any 90-day period exceed the lesser of (i) $250,000, or (ii) one percent of the net assets of the respective Fund at the beginning of the period.  Shareholders whose shares are redeemed in kind may be subject to brokerage commissions or other transaction charges upon the resale of the distributed securities.

Weitz Funds may suspend redemptions or postpone payment: (i) at times when the NYSE is closed for other than weekends or holidays; (ii) under emergency circumstances as permitted by the SEC or (iii) to the extent otherwise permitted by applicable laws or regulations.

Exchanging Shares

You can exchange shares of one Fund for shares of another Weitz Fund.  Exchanges will only be made between accounts with identical registrations.  All exchange transactions are subject to the minimum investment requirements for the applicable Fund and/or share class.  The ability to initiate such exchanges by telephone is automatically established on your account unless you request otherwise.  If you have established a User ID, you can submit an order to exchange shares at weitzinvestments.com.  You can also request the exchange of shares by telephone or in writing in the following manner:

•  Provide the name of the Funds, the account name, account number and the dollar amount of shares to be exchanged; and

•  Other identifying information which is requested.

If your order is accepted after the close of regular trading on the NYSE, or on a day the NYSE is not open for regular trading, your redemption price of the redeemed Fund and purchase price of the purchased Fund will be their respective NAV as computed on the next business day.

You should be aware that although there are no sales commissions or other transaction fees related to exchanging shares, such an exchange is treated as a sale of shares from a Fund and the purchase of shares of the other Fund and any gain or loss on the transaction will be reportable on your tax return unless the shares were held in a tax-deferred account.  The price for the shares being exchanged will be the net asset value of the shares next determined after your exchange request is received.

Weitz Funds reserve the right to (i) refuse a telephone exchange if they believe it is advisable to do so; and (ii) revise or terminate the telephone exchange privilege at any time.

You should purchase shares of Weitz Funds only if you intend to be a patient, long-term investor.  The exchange privilege is offered as a convenience to shareholders and is not intended to be a means of speculating on short-term movements in securities prices.  Weitz Funds reserve the right at any time to suspend, limit, modify or terminate exchange privileges in order to prevent transactions considered to be harmful to existing shareholders.  See “Frequent Trading Policy” for additional information about Weitz Funds’ policy with respect to frequent or excessive trading.

For transfers from Investor Class to Institutional Class (or vice versa), see “How to Choose a Share Class—Converting from Investor Class to Institutional Class.”

Shareholder Account Policies and Maintenance

Changing Your Address
You can change the address on your account by sending a written request to Weitz Funds.  Your written request must be signed by all registered owners of the account and should include your account name(s), account number(s) and both the new and old addresses.   If you have online access to your account, you can also change your address at weitzinvestments.com.  To protect you and the Funds, any redemption request received within 15 days of an address change must be in writing and accompanied by a signature guarantee.

Confirmations
Each time you purchase, redeem or exchange shares, you will receive a confirmation of the transaction from Weitz Funds.  At the end of each calendar quarter you will receive a statement which will include information on activity in your account.  You should review your confirmations and statements for accuracy and report any discrepancies to us promptly.

Shareholder Reports
Weitz Funds will make available quarterly Management Discussions and Analyses from the portfolio managers.  The annual report for Weitz Funds will include the Funds’ audited financial statements for the previous fiscal year, and the semi-annual report will include unaudited financial statements.

Electronic Delivery of Reports and Prospectuses
You may elect to receive our financial reports (Fund reports and prospectuses) online instead of in the mail.  By electing to receive reports electronically, you will save trees and get reports faster, and also help us reduce Fund expenses, which could lower your investment costs.  You may make this election at weitzinvestments.com.  Shareholder statements and confirmations are not available for online delivery at this time.

Householding
Many shareholders of Weitz Funds have family members living in the same home who also own shares of Weitz Funds.  In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund account and to reduce Fund expenses, Weitz Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address.  This process, known as “householding” does not apply to account statements, confirmations, or personal tax information.

If you do not wish to participate in householding, or wish to discontinue householding at any time, call us at 800-304-9745.  We will resume separate mailings for your account within 30 days of your request.

Important Information About Procedures for Opening an Account
To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including Weitz Funds, to obtain, verify and record information that identifies each customer (as defined in the Department of Treasury’s Customer Identification Program for Mutual Funds) who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you is that we must obtain the following information for each customer who opens an account:

•  Name;

•  Date of birth (for individuals);

•  Physical residential address (not post office boxes); and

•  Taxpayer Identification Number such as Social Security Number or other identifying number.

Following receipt of your information, Weitz Funds will follow our Customer Identification Program to attempt to verify your identity.  You may be asked to provide certain other documentation (such as a driver’s license or a passport) in order to verify your identity.  Additional information may be required to open accounts for corporations and other non-natural persons.  We will also follow our Customer Identification Program to obtain, verify and record the identity of persons authorized to act on accounts for such non-natural persons.  Any documents requested in connection with the opening of an account will be utilized solely to establish the identity of customers in accordance with the requirements of law.

Federal law prohibits Weitz Funds and other financial institutions from opening accounts unless the minimum identifying information is received.  We are also required to verify the identity of the new customer under our Customer Identification Program and may be required to reject a new account application, close your account or take other steps as they deem reasonable if they are unable to verify your identity.  If an account is closed, the shares in that account will be redeemed at the net asset value determined on the redemption date.

Telephone and Internet Account Access Information
Telephone conversations with Weitz Funds may be recorded or monitored for verification, recordkeeping and quality assurance purposes.  You may obtain personal account information:

•	On Weitz Funds’ website, weitzinvestments.com; or

•	By calling us at 800-304-9745.

Your account information should be kept private and you should immediately review any confirmations or account statements that you receive from Weitz Funds.  We have established certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  For transactions conducted over the Internet, we recommend the use of a secure Internet browser.  We also suggest you make a note of any transaction numbers you receive when using our website.  If we follow our policies and procedures, Weitz Funds and its agents generally will not be responsible for any losses or costs incurred by following telephone or Internet instructions that we reasonably believe to be genuine.  There may also be delays, malfunctions or other inconveniences, or times when the website is not available for Fund transactions or other purposes.  If this occurs, you should consider using other methods to purchase, redeem or exchange shares.  If we believe it is in the best interest of all shareholders, we may modify or discontinue telephone and/or online transactions without notice.

Accounts with Small Balances
We reserve the right to automatically redeem any account balance in cases where the account balance in a Fund falls below $500.  Shareholders will be notified in writing at least 60 days prior to the automatic redemption of their account due to an account balance falling below $500.  Such automatic redemptions will reduce unnecessary administrative expenses and therefore, benefit the majority of shareholders.

Frequent Trading Policy
The Funds are intended for long-term investors and not for those who wish to trade frequently in Fund shares.  Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund.  We believe that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term investors because those activities may, among other things:  (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses; and (d) incur additional tax liability.  The Funds therefore discourage frequent purchase and redemptions by shareholders and do not make any effort to accommodate this practice.  Such risks generally do not apply to the Government Money Market Fund which attempts to maintain a stable net asset value.  To protect against frequent or excessive short-term trading, the Board of Trustees of Weitz Funds has adopted policies and procedures that are intended to permit the Funds to curtail such activity by shareholders.  At the present time we do not impose limits on the frequency of purchases and redemptions, nor do we limit the number of exchanges into any of the Funds based upon the determination by the Board of Trustees that due to the nature of the Funds’ investment objectives, they are generally subject to minimal risks of frequent trading.  We reserve the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the Funds.  It may not be feasible for us to prevent or detect every potential instance of abusive or excessive short-term trading.

Pricing of Shares

Each Fund’s net asset value per share is determined once each day generally as of the close of trading on the NYSE (ordinarily 3:00 p.m. Central Time) on days on which the NYSE is open for business.  The NYSE is closed on Saturdays and Sundays and on the following holidays (as observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value of each Fund (other than the Government Money Market Fund) is generally based on the market value of the securities in the respective Fund.  If market values are not readily available or are deemed to be unreliable, such as with respect to restricted securities, private placements or other types of illiquid securities, the securities will be valued using valuation procedures approved by Weitz Funds’ Board of Trustees.  These valuation procedures permit the Board to establish values for such securities based upon a good faith estimation of the fair market value of the subject security.  As a result of relying on these valuation procedures, Weitz Funds may, therefore, utilize a valuation for a given security that is different from the value actually realized upon the eventual sale of the security.

The securities in the Government Money Market Fund are valued on an amortized-cost basis.  Under this method of valuation, each security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.  Weitz Inc. believes that under most conditions it will be possible to maintain the net asset value of the Government Money Market Fund at $1.00 per share. Periodic calculations are made to compare the value of the securities the Government Money Market Fund owns valued at amortized cost with the market values of such securities.  If a deviation of ½ of 1% or more were to occur between the net asset value calculated by reference to market values and the Government Money Market Fund’s per share net asset value, or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders, the Board of Trustees would promptly consider what action, if any, should be initiated.

Distributions and Taxes

Shareholder Distributions
You will receive distributions from the Funds which are your share of a Fund’s net income and gain on its investments.  Each Fund passes substantially all of its earnings along to its shareholders in the form of distributions.  Distributions for the Value, Partners Value, Partners III, Research, Hickory and Balanced Funds are generally paid in June and December of each year.  Distributions for the Core Plus, Short-Intermediate and Nebraska Funds are generally paid quarterly.  The Government Money Market Fund declares dividends each business day.  Dividends in the Government Money Market Fund are accrued to your account each business day and reinvested or distributed in cash within five days of the last business day of the month.

You will receive your distributions from a Fund in additional shares of the Fund unless you choose to receive your distributions in cash.  If you wish to change your instructions, you may notify us in writing, at weitzinvestments.com, or by calling us at 800-304-9745.  If an account has multiple owners, we may rely on the instructions of any one account owner.  Cash payment of distributions, if requested, will generally be mailed within five business days of the date such distributions are paid.  If you have elected to receive distributions in cash and your check is returned as undeliverable, you will not receive interest on amounts represented by the uncashed check.

If the Post Office cannot deliver your check, or if your check remains uncashed for six months, we reserve the right to reinvest your distribution proceeds in your account at the then current net asset value.

Taxation of Distributions
A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although distributions paid to shareholders by a Fund are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account or the distribution is derived from tax-exempt income and is designated as an “exempt-interest dividend”).  Distributions are taxable regardless of how long you have owned shares of a Fund and whether your distributions are reinvested in shares of a Fund or paid to you in cash.  Distributions that are derived from net long-term capital gains from the sale of securities a Fund owned for more than one year generally will be taxed as long-term capital gains.  All other distributions, including short-term capital gains, generally will be taxed as ordinary income, except for qualifying dividends, as described below.

With respect to the Nebraska Fund, dividends paid to shareholders of the Nebraska Fund and derived from municipal bond interest are expected to be designated by the Nebraska Fund as “exempt-interest dividends,” and shareholders may generally exclude such dividends from gross income for federal income tax purposes.  The federal tax exemption for “exempt-interest dividends” from municipal bonds does not necessarily result in the exemption of such dividends from state and local taxes although the Nebraska Fund intends to arrange its affairs so that a substantial portion of such distributions will be exempt from Nebraska personal income tax.  If the Nebraska Fund invests in “private activity bonds,” certain shareholders may become subject to alternative minimum tax on the part of the Nebraska Fund’s distributions derived from interest on such bonds.  In addition, a portion of the Nebraska Fund’s dividends may be taxable as ordinary income as a result of federal tax rules.

Each calendar year we will send you the information you will need to report on your tax return regarding the amount and type of distributions you may have received in the previous year.

Current tax law generally provides for a maximum tax rate for individual and other noncorporate taxpayers of 15% or 20% (depending on whether an individual’s income exceeds certain threshold amounts) on long-term capital gains and on income from certain qualifying dividends on certain corporate stock.  A noncorporate shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.  These rate reductions do not apply to corporate taxpayers.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Funds and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust), exceeds certain threshold amounts.

Taxation of Sales and Exchanges; Cost Basis Reporting
If you sell shares of a Fund or exchange shares of a Fund for shares of another Weitz Fund, you will generally recognize a gain or loss, unless your investment is held in a tax-deferred account.  The gain or loss will generally be determined by subtracting your cost basis in the shares from the redemption proceeds or the value of shares received.  Generally, cost basis is the original purchase price plus the price at which any distributions may have been reinvested.  The gain or loss will generally be capital gain or loss and will be long-term capital gain or loss if you hold your shares for more than one year.  If you sell shares held for less than six months with respect to which you have received a capital gains distribution, any loss on the sale of such shares will be a long-term capital loss to the extent of such capital gains distribution.  In addition, any loss realized on shares of the Nebraska Fund held six months or less will be disallowed to the extent of any exempt interest dividends that were received on the shares.  You should keep your annual account statements so that you or your tax advisor will be able to properly determine the amount of any taxable gain.

If you acquire shares in the Funds on or after January 1, 2012 (such shares are generally referred to as “covered shares”), and sell or exchange them after that date, the Funds are generally required to report cost basis information to you and the Internal Revenue Service (the “IRS”) annually.  The Funds will compute the cost basis of your covered shares using the “average cost method,” which is the Funds’ “default method,” unless you have selected a different method, or you choose to specifically identify your shares at the time of each sale or exchange.  If your account is held by your financial advisor or other broker-dealer, that firm may select a different default method.  In these cases, please contact the firm to obtain information with respect to the available methods and elections for your account.  You should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns.  If you have any questions, you may call us at 800-304-9745.

Backup Withholding
Federal law requires the Funds to withhold a portion of distributions and/or proceeds from redemptions (currently at a rate of 28%) if you fail to provide a correct tax identification number or to certify that you are not subject to backup withholding or if the Fund has been notified by the IRS that you are subject to backup withholding.  These certifications must be made on your application or on Form W-9, which may be requested by calling us at 800-304-9745.

The Funds will generally withhold 30% (or lower applicable treaty rate) on distributions made to shareholders that are not citizens or residents of the United States.

This section relates only to federal income tax; the consequences under other tax laws may differ.  Shareholders should consult their tax advisers as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions.  See the Statement of Additional Information for additional information regarding the tax aspects of investing in Weitz Funds.

Buying Shares Prior to a Distribution
You should consider the tax implications of buying shares of any Fund (other than the Government Money Market Fund) immediately prior to a distribution.  If you purchase shares shortly before the record date for a distribution, you will pay a price for such shares that include the value of the anticipated distribution and you will generally be taxed on the distribution when it is received even though the distribution represents a return of a portion of the purchase price.

Additional Information

Code of Ethics
Weitz Funds, Weitz Inc. and Weitz Securities, Inc. have each adopted a written Code of Ethics which, among other things:

•	Requires all employees to obtain preclearance before executing any personal securities transactions;

•	Requires all employees to report their personal securities transactions at the end of each quarter;

•	Requires all employees to report their personal securities holdings annually;

•	Restricts certain personnel from trading in a security if trades in that security are made for client accounts;

•
Prohibits certain personnel from profiting from the purchase and sale (or sale and purchase) of the same security within a period of 60 days from the original sale or purchase, as the case may be, of such security; and

•	Prohibits market-timing the Funds and/or front-running client transactions or trading in the Funds on the basis of material non-public information.

Weitz Funds’ Board of Trustees reviews the administration of the Code of Ethics annually and may impose penalties for violations of the Code.  Weitz Funds’ Code of Ethics is on public file with and available from the Securities and Exchange Commission.

Fund Custodian
Wells Fargo Bank, N.A., Sixth and Marquette, Minneapolis, Minnesota 55479-0001, is the custodian for Weitz Funds.

Fund Sub-Transfer Agent
Boston Financial Data Services, 330 W. 9th Street, Kansas City, Missouri 64105 is the sub-transfer agent for Weitz Funds.

Independent Registered Public Accounting Firm
Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202 is the independent registered public accounting firm for Weitz Funds.

Fund Legal Counsel
Dechert, LLP, 1900 K Street N.W., Washington, DC 20006 serves as legal counsel to Weitz Funds.

FINANCIAL HIGHLIGHTS

The Financial Highlights are intended to help you understand the financial performance of each Fund for the past five years or for a shorter period if a Fund has a shorter operating history. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in each Fund (assuming the reinvestment of all dividends and distributions). The information presented in the financial highlights tables was audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the Funds’ financial statements, are included in the Funds’ annual reports which are available upon request.

Value Fund —Institutional Class	Eight months ended March 31, 2015(b)
Net asset value, beginning of period	$44.80
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.26)
Net gain on securities (realized and unrealized)	4.50
Total from investment operations	4.24
Less distributions:
Dividends from net investment income	—
Distributions from realized gains	(2.05)
Total distributions	(2.05)
Net asset value, end of period	$46.99
Total return	9.57	% †
Ratios/supplemental data:
Net assets, end of period ($000)	200,254
Ratio of net expenses to average net assets(c)	0.99	% *
Ratio of net investment income (loss) to average net assets	(0.87	% )*
Portfolio turnover rate	36%

	Year ended March 31,
Value Fund —Investor Class	2015		2014	2013	2012	2011
Net asset value, beginning of period	$46.20		$38.61	$32.98	$30.07	$26.14
Income (loss) from investment operations:
Net investment income (loss)	(0.24	)(a)	(0.17)	(0.02)	0.04	0.07
Net gain on securities (realized and unrealized)	4.76		7.76	5.68	2.94	3.86
Total from investment operations	4.52		7.59	5.66	2.98	3.93
Less distributions:
Dividends from net investment income	—		—	(0.03)	(0.07)	—
Distributions from realized gains	(3.79)		—	—	—	—
Total distributions	(3.79)		—	(0.03)	(0.07)	—
Net asset value, end of period	$46.93		$46.20	$38.61	$32.98	$30.07
Total return	10.19%		19.66%	17.20%	9.94%	15.03%
Ratios/supplemental data:
Net assets, end of period ($000)	940,646		1,167,282	1,013,552	1,011,671	971,285
Ratio of net expenses to average net assets	1.18	%(c)	1.18%	1.20%	1.20%	1.21%
Ratio of net investment income (loss) to average net assets	(0.54%)		(0.41%)	(0.07%)	0.11%	0.23%
Portfolio turnover rate	36%		19%	20%	31%	46%

*	Annualized
†	Not Annualized
(a)	Based on average daily shares outstanding
(b)	Initial offering of shares on July 31, 2014
(c)	Absent expenses assumed by Weitz Inc., the expense ratio would have been 1.08% and 1.20% for the Institutional and Investor Class, respectively, for the period ended March 31, 2015.

FINANCIAL HIGHLIGHTS

Partners Value Fund —Institutional Class	Eight months ended March 31, 2015(b)
Net asset value, beginning of period	$33.22
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.11)
Net gain on securities (realized and unrealized)	2.91
Total from investment operations	2.80
Less distributions:
Dividends from net investment income	—
Distributions from realized gains	(0.93)
Total distributions	(0.93)
Net asset value, end of period	$35.09
Total return	8.51	% †
Ratios/supplemental data:
Net assets, end of period ($000)	317,973
Ratio of net expenses to average net assets(c)	0.99	% *
Ratio of net investment income (loss) to average net assets	(0.49	% )*
Portfolio turnover rate	26%

	Year ended March 31,
Partners Value Fund —Investor Class	2015		2014		2013	2012	2011
Net asset value, beginning of period	$33.20		$27.75		$23.25	$22.05	$18.24
Income (loss) from investment operations:
Net investment income (loss)	(0.14)	(a)	(0.14)		(0.06)	(0.07)	(0.05)
Net gain on securities (realized and unrealized)	3.09		5.59		4.56	1.27	3.86
Total from investment operations	2.95		5.45		4.50	1.20	3.81
Less distributions:
Dividends from net investment income	—		—		—	—	—
Distributions from realized gains	(1.10)		—		—	—	—
Total distributions	(1.10)		—		—	—	—
Net asset value, end of period	$35.05		$33.20		$27.75	$23.25	$22.05
Total return	8.99%		19.64%		19.35%	5.44%	20.89%
Ratios/supplemental data:
Net assets, end of period ($000)	789,853		1,074,499		844,213	707,174	754,598
Ratio of net expenses to average net assets	1.18%	(c)	1.18%		1.19%	1.20%	1.21%
Ratio of net investment income (loss) to average net assets	(0.42%	)	(0.46%	)	(0.25%)	(0.32%)	(0.26%	)
Portfolio turnover rate	26%		19%		24%	31%	42%

*	Annualized
†	Not Annualized
(a)	Based on average daily shares outstanding
(b)	Initial offering of shares on July 31, 2014
(c)	Absent expenses assumed by Weitz Inc., the expense ratio would have been 1.05% and 1.22% for the Institutional and Investor Class, respectively, for the period ended March 31, 2015.

FINANCIAL HIGHLIGHTS

	Year ended March 31,
Partners III Opportunity Fund —Institutional Class	2015		2014		2013		2012		2011
Net asset value, beginning of period	$16.55		$14.33		$12.93		$12.63		$10.15
Income (loss) from investment operations:
Net investment income (loss)	(0.17	)(a)	(0.12	)(a)	(0.08	)(a)	(0.07	)(a)	(0.06)
Net gain on securities (realized and unrealized)	1.43		2.71		2.40		0.67		2.54
Total from investment operations	1.26		2.59		2.32		0.60		2.48
Less distributions:
Dividends from net investment income	—		—		—		—		—
Distributions from realized gains	(0.50)		(0.37)		(0.92)		(0.30)		—
Total distributions	(0.50)		(0.37)		(0.92)		(0.30)		—
Net asset value, end of period	$17.31		$16.55		$14.33		$12.93		$12.63
Total return	7.76%		18.20%		19.08%		4.92%		24.43%
Ratios/supplemental data:
Net assets, end of period ($000)	1,014,821		1,163,661		664,770		609,424		461,440
Ratio of expenses to average net assets(b)	1.69%		1.43%		1.59%		1.48%		1.51%
Ratio of net investment income (loss) to average net assets	(1.00%)		(0.78%)		(0.61%)		(0.61%)		(0.64%)
Portfolio turnover rate	45%		20%		32%		44%		64%

	Year Ended March 31,			Eight months ended March 31,
Partners III Opportunity Fund —Investor Class	2015	2014	2013	2012(c)
Net asset value, beginning of period	$16.43	$14.26	$12.90	$12.08
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.22)	(0.17)	(0.12)	(0.09)
Net gain on securities (realized and unrealized)	1.41	2.71	2.40	0.91
Total from investment operations	1.19	2.54	2.28	0.82
Less distributions:
Dividends from net investment income	—	—	—	—
Distributions from realized gains	(0.50)	(0.37)	(0.92)	—
Total distributions	(0.50)	(0.37)	(0.92)	—
Net asset value, end of period	$17.12	$16.43	$14.26	$12.90
Total return	7.38%	17.94%	18.81%	6.79	†
Ratios/supplemental data:
Net assets, end of period ($000)	68,490	78,586	19,702	11,497
Ratio of net expenses to average net assets(d)	2.01%	1.68%	1.85%	1.80%	*
Ratio of net investment income (loss) to average net assets	(1.33% )	(1.10% )	(0.93% )	(1.06%)	*
Portfolio turnover rate	45%	20%	32%	44%

*	Annualized
†	Not Annualized
(a)	Based on average daily shares outstanding
(b)
Included in the expense ratio is 0.24%, 0.12%, 0.14%, 0.11% and 0.15% related to interest expense and 0.29%, 0.15%, 0.27%, 0.18% and 0.16% related to dividend expense on securities sold short for the periods ended March 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(c)	Initial offering of shares on August 1, 2011
(d)
Included in the expense ratio is 0.24%, 0.11%, 0.14% and 0.12% related to interest expense and 0.29%, 0.16%, 0.28% and 0.24% related to dividend expense on securities sold short for the periods ended March 31, 2015, 2014, 2013 and 2012, respectively.  Absent expenses assumed by Weitz Inc., the expense ratio would have been 2.06%, 1.84%, 2.25% and 2.31% for the periods ended March 31, 2015, 2014, 2013 and 2012, respectively.

FINANCIAL HIGHLIGHTS

	Year ended March 31,				Three month ended March 31,
Research Fund	2015	2014	2013	2012	2011(a)
Net asset value, beginning of period	$12.76	$10.83	$11.07	$10.38	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.03)	0.01	0.01	—	#
Net gain on securities (realized and unrealized)	1.46	2.35	0.65	1.20	0.38
Total from investment operations	1.44	2.32	0.66	1.21	0.38
Less distributions:
Dividends from net investment income	—	— #	(0.01)	(0.01)	—
Distributions from realized gains	(1.99)	(0.39)	(0.89)	(0.51)	—
Total distributions	(1.99)	(0.39)	(0.90)	(0.52)	—
Net asset value, end of period	$12.21	$12.76	$10.83	$11.07	$10.38
Total return	12.22%	21.40%	7.02%	12.32%	3.80%	†
Ratios/supplemental data:
Net assets, end of period ($000)	25,607	24,258	19,119	16,299	11,244
Ratio of net expenses to average net assets(b)	0.90%	0.90%	0.90%	0.90%	0.90%	*
Ratio of net investment income (loss) to average net assets	(0.21% )	(0.28% )	0.10%	0.15%	0.01%	*
Portfolio turnover rate	76%	58%	97%	124%	12%	†

	Year ended March 31,

Hickory Fund	2015	2014		2013		2012		2011
Net asset value, beginning of period	$57.87	$50.22		$42.53		$41.12		$31.77
Income (loss) from investment operations:
Net investment income (loss)	(0.35)	(0.34)		(0.25)		(0.26)		(0.20)
Net gain on securities (realized and unrealized)	5.00	7.99		7.94		1.67		9.55
Total from investment operations	4.65	7.65		7.69		1.41		9.35
Less distributions:
Dividends from net investment income	—	—		—		—		—
Distributions from realized gains	(3.01)	—		—		—		—
Total distributions	(3.01)	—		—		—		—
Net asset value, end of period	$59.51	$57.87		$50.22		$42.53		$41.12
Total return	8.31%	15.23%		18.08%		3.43%		29.43%
Ratios/supplemental data:
Net assets, end of period ($000)	445,167	517,640		432,086		330,257		322,628
Ratio of expenses to average net assets	1.23%	1.22%		1.26%		1.27%		1.27%
Ratio of net investment income (loss) to average net assets	(0.54% )	(0.62%	)	(0.62%	)	(0.64%	)	(0.61%	)
Portfolio turnover rate	26%	30%		32%		38%		67%

*	Annualized
†	Not Annualized
#	Amount less than $0.01
(a)	Initial offering of shares on December 31, 2010
(b)	Absent expenses assumed by Weitz Inc., the expense ratio would have been 1.59%, 1.58%, 1.70%, 1.83% and 2.89% for the periods ended March 31, 2015, 2014, 2013, 2012 and 2011, respectively.

FINANCIAL HIGHLIGHTS

	Year ended March 31,

Balanced Fund	2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.22	$13.58	$12.39	$11.74	$10.59
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.03)	0.04	0.06	0.11
Net gain on securities (realized and unrealized)	0.54	1.34	1.20	0.67	1.14
Total from investment operations	0.52	1.31	1.24	0.73	1.25
Less distributions:
Dividends from net investment income	—	— #	(0.05)	(0.08)	(0.10)
Distributions from realized gains	(0.67)	(0.67)	—	—	—
Total distributions	(0.67)	(0.67)	(0.05)	(0.08)	(0.10)
Net asset value, end of period	$14.07	$14.22	$13.58	$12.39	$11.74
Total return	3.73%	9.86%	10.02%	6.25%	11.84%
Ratios/supplemental data:
Net assets, end of period ($000)	125,578	126,904	98,105	88,531	85,138
Ratio of expenses to average net assets	1.09%	1.10%	1.12%	1.14%	1.15%
Ratio of net investment income (loss) to average net assets	(0.12% )	(0.20% )	0.30%	0.51%	0.97%
Portfolio turnover rate	37%	36%	47%	46%	47%

#	Amount less than $0.01

FINANCIAL HIGHLIGHTS

Core Plus Income Fund —Institutional Class	Eight months ended March 31, 2015(b)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income(a)	0.10
Net gain on securities (realized and unrealized)	0.20
Total from investment operations	0.30
Less distributions:
Dividends from net investment income	(0.10)
Distributions from realized gains	—
Total distributions	(0.10)
Net asset value, end of period	$10.20
Total return	2.96	%†
Ratios/supplemental data:
Net assets, end of period ($000)	11,804
Ratio of net expenses to average net assets(c)	0.65	%*
Ratio of net investment income to average net assets	1.56	%*
Portfolio turnover rate	8	%†

Core Plus Income Fund —Investor Class	Eight months ended March 31, 2015(b)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income(a)	0.09
Net gain on securities (realized and unrealized)	0.20
Total from investment operations	0.29
Less distributions:
Dividends from net investment income	(0.08)
Distributions from realized gains	—
Total distributions	(0.08)
Net asset value, end of period	$10.21
Total return	2.90	%†
Ratios/supplemental data:
Net assets, end of period ($000)	3,950
Ratio of net expenses to average net assets(c)	0.85	%*
Ratio of net investment income to average net assets	1.39	%*
Portfolio turnover rate	8	%†

*	Annualized
†	Not Annualized
(a)	Based on average daily shares outstanding
(b)	Initial offering of shares on July 31, 2014
(c)	Absent expenses assumed by Weitz Inc., the expense ratio would have been 2.54% and 3.17% for the Institutional and Investor Class, respectively, for the period ended March 31, 2015.

FINANCIAL HIGHLIGHTS

	Year ended March 31,
Short-Intermediate Income Fund —Institutional Class	2015	2014	2013		2012	2011
Net asset value, beginning of period	$12.51	$12.68	$12.48		$12.39	$12.25
Income (loss) from investment operations:
Net investment income	0.22 (a)	0.22 (a)	0.19	(a)	0.23 (a)	0.24
Net gain (loss) on securities (realized and unrealized)	0.02	(0.15)	0.26		0.13	0.19
Total from investment operations	0.24	0.07	0.45		0.36	0.43
Less distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.25)		(0.27)	(0.29)
Distributions from realized gains	(0.01)	—	—	#	—	—
Total distributions	(0.25)	(0.24)	(0.25)		(0.27)	(0.29)
Net asset value, end of period	$12.50	$12.51	$12.68		$12.48	$12.39
Total return	1.88%	0.56%	3.69%		2.93%	3.53%
Ratios/supplemental data:
Net assets, end of period ($000)	1,291,524	1,427,037	1,424,860		1,402,505	1,163,864
Ratio of expenses to average net assets	0.61%	0.61%	0.62%		0.61%	0.64%
Ratio of net investment income to average net assets	1.73%	1.73%	1.55%		1.84%	2.02%
Portfolio turnover rate	30%	36%	37%		44%	38%

	Year ended March 31,			Eight months ended March 31,
Short-Intermediate Income Fund —Investor Class	2015	2014	2013	2012(b)
Net asset value, beginning of period	$12.49	$12.67	$12.47	$12.51
Income (loss) from investment operations:
Net investment income(a)	0.19	0.19	0.17	0.12
Net gain (loss) on securities (realized and unrealized)	0.02	(0.15)	0.26	0.02
Total from investment operations	0.21	0.04	0.43	0.14
Less distributions:
Dividends from net investment income	(0.21)	(0.22)	(0.23)	(0.18)
Distributions from realized gains	(0.01)	—	— #	—
Total distributions	(0.22)	(0.22)	(0.23)	(0.18)
Net asset value, end of period	$12.48	$12.49	$12.67	$12.47
Total return	1.64%	0.35%	3.46%	1.11%	†
Ratios/supplemental data:
Net assets, end of period ($000)	113,709	111,675	78,418	53,090
Ratio of net expenses to average net assets(c)	0.84%	0.81%	0.82%	0.80%	*
Ratio of net investment income to average net assets	1.51%	1.55%	1.36%	1.58%	*
Portfolio turnover rate	30%	36%	37%	44%

*	Annualized
†	Not Annualized
#	Amount less than $0.01
(a)	Based on average daily shares outstanding
(b)	Initial offering of shares on August 1, 2011
(c)	Absent expenses assumed by Weitz Inc., the expense ratio would have been 0.89%, 0.91%, 0.97% and 1.15% for the periods ended March 31, 2015, 2014, 2013 and 2012, respectively.

FINANCIAL HIGHLIGHTS

	Year ended March 31,
Nebraska Tax-Free Income Fund	2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.19	$10.44	$10.44	$10.09	$10.15
Income (loss) from investment operations:
Net investment income	0.22	0.23	0.21	0.25	0.26
Net gain (loss) on securities (realized and unrealized)	— ^	(0.20)	0.01	0.36	(0.07)
Total from investment operations	0.22	(0.03)	0.22	0.61	0.19
Less distributions:
Dividends from net investment income	(0.22)	(0.23)	(0.21)	(0.26)	(0.25)
Distributions from realized gains	—	(0.05)	(0.01)	— ^	—
Total distributions	(0.22)	(0.28)	(0.22)	(0.26)	(0.25)
Net asset value, end of period	$10.19	$10.19	$10.44	$10.44	$10.09
Total return	2.14%	0.33%	2.02%	6.14%	1.87%
Ratios/supplemental data:
Net assets, end of period ($000)	70,002	70,268	103,764	93.589	89,273
Ratio of expenses to average net assets	0.75%	0.73%	0.70%	0.71%	0.73%
Ratio of net investment income to average net assets	2.14%	2.11%	1.97%	2.43%	2.49%
Portfolio turnover rate	12%	2%	14%	8%	10%

	Year ended March 31,
Government Money Market Fund	2015		2014	2013	2012	2011
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	—	#	— #	— #	— #	0.001
Net realized gain (loss) on securities	—	#	— #	— #	— #	— #
Total from investment operations	—	#	— #	— #	— #	0.001
Less distributions:
Dividends from net investment income	—	#	— #	— #	— #	(0.001)
Distributions from realized gains	—		— #	— #	— #	— #
Total distributions	—	#	— #	— #	— #	(0.001)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return	0.01%		0.01%	0.03%	0.03%	0.06%
Ratios/supplemental data:
Net assets, end of period ($000)	108,453		124,158	107,918	77,367	81,912
Ratio of net expenses to average net assets(a)	0.01%		0.03%	0.04%	0.01%	0.07%
Ratio of net investment income to average net assets	0.01%		0.01%	0.03%	0.03%	0.06%

^	Amount less than $0.01
#	Amount less than $0.001
(a)	Absent expenses assumed by Weitz Inc., the expense ratio would have been 0.67%, 0.67%, 0.70%, 0.72% and 0.73% for the periods ended March 31, 2015, 2014, 2013, 2012 and 2011, respectively.

Additional Information Is Available

The Statement of Additional Information provides more detailed information about the Funds and their policies.  The Statement of Additional Information, which has been filed with the Securities and Exchange Commission, is incorporated by reference.  Additional information about each Fund’s investments is available in the Funds’ Annual and Semi-Annual Reports.  In the Funds’ Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.  The Statement of Additional Information and reports are available without charge, upon request, and are also available at weitzinvestments.com.

You may request information, make inquiries, or find additional information about the Funds as follows:

•	By telephone:	• On the Internet:
	800-304-9745	Weitz Funds
http://www.weitzinvestments.com
•	By mail:	SEC
	Weitz Funds	http://www.sec.gov
One Pacific Place
1125 South 103rd Street
Suite 200
Omaha, Nebraska 68124-1071
NASDAQ Symbols:
	Value— Institutional Class	WVAIX
	Investor Class	WVALX
	Partners Value— Institutional Class	WPVIX
	Investor Class	WPVLX
	Partners III Opportunity— Institutional Class	WPOPX
	Investor Class	WPOIX
	Research	WRESX
	Hickory	WEHIX
	Balanced	WBALX
	Core Plus Income— Institutional Class	WCPBX
	Investor Class	WCPNX
	Short-Intermediate Income— Institutional Class	WEFIX
	Investor Class	WSHNX
	Nebraska Tax-Free Income	WNTFX
	Government Money Market	WGMXX

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.   Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090 or 800-SEC-0330 or by submitting an e-mail request to: publicinfo@sec.gov.  Reports and other information about the Funds are available from the EDGAR Database on the SEC’s Internet Site at http://www.sec.gov.  Copies of such information can also be obtained by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-01520.

SEC File Number: 811-21410